As filed with the Securities and Exchange Commission on November 22, 2013

Registration No. 333- _________

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. __	[ ]
(Check appropriate box or boxes)

NORTHERN LIGHTS FUND TRUST

(Exact Name of Registrant as Specified in Charter)

 17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James P. Ash, Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2600

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, of the Anchor Alternative Income Fund

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on December 22, 2013 pursuant to Rule 488.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

Highland Alternative Income Fund

(a series of Highland Funds II)

INTO

Anchor Alternative Income Fund

(a series of Northern Lights Fund Trust)

And

STATEMENT OF ADDITIONAL INFORMATION

TO COMBINED PROXY STATEMENT AND PROSPECTUS

December 22, 2013

Highland Alternative Income Fund, a series of Highland Funds II

200 Crescent Court, Suite 700

Dallas, Texas 75201

December 22, 2013

Dear Shareholder,

We are sending this information to you because you are a shareholder of the Highland Alternative Income Fund (the “Existing Fund”), a series of Highland Funds II.  We are pleased to announce that after careful consideration, Highland Capital Management Fund Advisors, L.P. (“Highland”), the Existing Fund’s investment adviser, recommended, and the Board of Trustees of Highland Funds II approved, the reorganization of the Existing Fund into a new series, the Anchor Alternative Income Fund, (“New Fund”) of Northern Lights Fund Trust (“NLFT”) (the “Reorganization”).  The proposed Reorganization will not result in any material change to the Existing Fund’s investment objective, strategies, investment policies, or its expense ratio.

Highland serves as the adviser to the Existing Fund, and Anchor Capital Management Group, Inc. (“Anchor”) serves as the sub-adviser.  Highland believes the shareholders of the Fund will benefit from the Reorganization where Anchor will continue to serve as the sub-adviser to the New Fund and Genesis Capital LLC (“Genesis”) will serve as the investment adviser to the New Fund.  Genesis currently advises two other series of NLFT.  The parties to the Reorganization believe it will provide the Fund increased opportunities for asset growth.

A Special Meeting of Shareholders of the Existing Fund is to be held at 8:00 a.m. Central time on January 16, 2014, at 300 Crescent Court,  Suite 700, Dallas, Texas 75201, where shareholders of the Existing Fund will be asked to vote on the Reorganization of the Existing Fund into the New Fund.  A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the meeting, a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.  Also enclosed is the Statement of Additional Information to the Proxy Statement, which should be read in conjunction with the Proxy Statement and provides additional information about the Reorganization.

As further explained in the enclosed Proxy Statement, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the Highland Alternative Income Fund will be exchanged for shares of a new series of NLFT, the New Fund, at the closing of the Reorganization.  This exchange is expected to be a tax-free exchange for shareholders. You may purchase and redeem shares of the Existing Fund in the ordinary course until the last business day before the closing.  Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the New Fund received in connection with the Reorganization.

The Reorganization will also not result in any increase in the management fees payable by the New Fund as compared to the management fees that are currently paid by the Existing Fund nor in any increase in the expense ratio for the New Fund as compared to the Existing Fund.  No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the tax-free exchange of their shares.

If Existing Fund shareholders approve the Reorganization, the Reorganization will take effect on or about January 17, 2014.  At that time, the shares of the Existing Fund that you currently own would, in effect, be exchanged on a tax-free basis for shares of the New Fund with the same aggregate value, as follows:

Highland Funds II		Northern Lights Fund Trust
Existing Fund	à	New Fund

The Board of Trustees of Highland Funds II, on behalf of the Existing Fund, has approved the proposed Reorganization, at the request of Highland, subject to approval by the Existing Fund’s shareholders.

Likewise, the Board of Trustees of Northern Lights Fund Trust has authorized the formation of the New Fund and approved an investment advisory agreement with Genesis and a sub-advisory agreement with Anchor to serve as the New Fund’s investment adviser and sub-adviser, respectively.

More information on the New Fund, reasons for the proposed Reorganization and benefits to the Existing Fund’s shareholders is contained in the enclosed Proxy Statement.  You should review the Proxy Statement carefully and retain it for future reference.  Shareholder approval is required to effect the Reorganization, which is expected to close on or about January 17, 2014.

Sincerely,

Ethan Powell

Executive Vice President and Secretary

Highland Funds II

HIGHLAND FUNDS II

Highland Alternative Income Fund

200 Crescent Court, Suite 700

Dallas, Texas 75201

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD JANUARY 16, 2014.

To the Shareholders of the Highland Alternative Income Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Highland Alternative Income Fund (the “Existing Fund”), a series of Highland Funds II, is to be held at 8:00 a.m. Central time on January 16, 2014, at  300 Crescent Court,  Suite 700, Dallas, Texas 75201.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Existing Fund to the Anchor Alternative Income Fund (the “New Fund”), a new series of Northern Lights Fund Trust (“NLFT”).  The New Fund is a newly created series of NLFT.

The transfer effectively would be an exchange of your shares of the Existing Fund for shares of the New Fund, which would be distributed pro rata by the Existing Fund to holders of its shares in complete liquidation of the Existing Fund, and the New Fund’s assumption of the Existing Fund’s liabilities as follows:

Highland Funds II		Northern Lights Fund Trust
Existing Fund	à	New Fund

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.  Holders of record of the shares of beneficial interest in the Existing Fund as of the close of business on January 17, 2014, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve the plan is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal.  Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy.  The meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice, unless a new record date is established for the adjourned meeting and the adjourned meeting is held less than 10 days or more than 90 days from the record date.  The persons designated as proxies may use their discretionary authority to vote  on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of Highland Funds II,

Ethan Powell

Executive Vice President and Secretary

Highland Funds II

December 22, 2013

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on January 16, 2014 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.proxyonline.com/docs/highlandalternative/. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Highland Alternative Income Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview of the proposal, which will require your vote.

Q.

What are shareholders being asked to vote on at the upcoming Special Meeting on January 16, 2014?

A.

The Board of Trustees of Highland Funds II has called the Special Meeting at which you will be asked to vote on the reorganization (the "Reorganization") of the Highland Alternative Income Fund (the "Existing Fund") into the Anchor Alternative Income Fund (the "New Fund").  If shareholders of the Existing Fund do not vote to approve the Reorganization, the Trustees of Highland Funds II will consider other possible courses of action in the best interests of shareholders, including liquidation of the Existing Fund.

Q.

Has the Board approved the Reorganization?

A.

The Board of Trustees of the Existing Fund has determined that the Reorganization is in the best interests of the shareholders of the Existing Fund and recommends that you vote in favor of the Reorganization.

Q.

What will happen to my existing shares?

A.

Your shares of the Existing Fund will be exchanged for shares of the New Fund.  You will not pay any sales charges in connection with the Reorganization.  Although the price of the new shares of the New Fund may be different from the price of your current shares of the Existing Fund, the new shares you receive will have the same total value as your current shares immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q.

How do the investment objectives and principal strategies of the Existing Fund and the New Fund compare?

A.

The investment objectives of the Existing Fund and the New Fund are substantially identical.  Both Funds seek long-term capital appreciation by realizing gains during periods of rising and declining markets.  There may be differences in the investment strategies employed by the Existing Fund and the New Fund to achieve this objective as a result of the implementation of a new adviser for the New Fund.

Q.

Will I incur any transaction costs as a result of the Reorganization?

A.

No.  Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.  After the Reorganization, in the normal course of business the New Fund may dispose of certain securities received by it from the Existing Fund.  Such sales may result in transaction costs, which will be indirectly borne by shareholders.

Q.

What is the timetable for the Reorganization?

A.

If approved by shareholders of record at the Special Meeting, the Reorganization is expected to occur on or about January 16, 2014.

Q.

Who will pay for the Reorganization?

A.

The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging and postage, will be paid by Genesis Capital and/or Anchor Capital Management Group, Inc..

Q.

Will the Reorganization create a taxable event for me?

A.

No.  The Reorganization is intended to have no direct or indirect federal income tax consequences for you.  However, the sale of securities by the Existing Fund prior to the Reorganization could result in taxable gains to its shareholders.  After the Reorganization, the New Fund may dispose of certain securities received by it from the Existing Fund.  Such sales may result in capital gains (or losses) to shareholders.  The Existing Fund, as of November 15, 2013, had a short-term capital loss carryforward of $745,434.  Therefore, net capital gains (if any) related to the reorganization are expected to be insignificant.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.

Will the Reorganization result in new or higher fees for shareholders?

A.

The Reorganization is expected to result in slightly lower expenses for shareholders.  Genesis Capital will be paid a fee equal to 1.65% of the New Fund's average daily net assets which is lower than the management fee currently paid by the Existing Fund 2.00%.   In addition, Genesis has contractually agreed to waive fees and/or reimburse expenses of the New Fund, subject to certain limitations, through January 20, 2015.

Q.

What happens if the Reorganization is not approved?

A.

If shareholders of the Existing Fund do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees of the Existing Fund may consider possible alternative arrangements in the best interests of the Existing Fund and its shareholders, including liquidation of the Existing Fund.

Q.

How do I vote my shares?

A.

You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.  You may also vote your shares in person by attending the meeting in person on January 16, 2014 at 300 Crescent Court,  Suite 700, Dallas, Texas 75201.

Q.

Who should I call with questions about this proxy?

A.

If you have any questions about the Reorganization, Plan, Proxy Statement or the proxy card, please do not hesitate to call 1-800-370-1749.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT!

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to Highland Funds II in validating your vote if you fail to sign your proxy card properly.

1.

Individual Accounts:   Sign your name exactly as it appears in the registration on the proxy card.

2.

Joint Accounts:  Each party must sign the proxy card.  Each party should sign exactly as shown in the registration on the proxy card.

3.

All Other Accounts:   The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration

Valid Signature

Corporate Accounts

(1)	ABC Corp	ABC Corp.
(2)	ABC Corp	John Doe, Treasurer
(3)	ABC Corp. c/o John Doe, Treasurer	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
(2)	f/b/o John B. Smith, Jr. UGMA Estate of John B. Smith	John B. Smith John B. Smith, Jr., Executor

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on January 16, 2014 or any adjournment or postponement thereof.  This Notice and Combined Proxy Statement and Prospectus are available on the internet at www.proxyonline.com/docs/highlandalternative/.  On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

COMBINED PROXY STATEMENT/PROSPECTUS

December 22, 2013

FOR THE REORGANIZATION OF

HIGHLAND ALTERNATIVE INCOME FUND

A series of Highland Funds II

200 Crescent Court, Suite 700

Dallas, Texas 75201

IN EXCHANGE FOR SHARES OF

Anchor Alternative Income Fund

A series of Northern Lights Fund Trust

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska  68130

1-855-282-1100

This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being furnished to shareholders of the existing Highland Alternative Income Fund (the “Existing Fund”), a series of Highland Funds II, in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Highland Funds II, on behalf of the Existing Fund, and Northern Lights Fund Trust (“NLFT”), on behalf of the new Anchor Alternative Income Fund (the “New Fund”), a new series of NLFT, for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Existing Fund, at 300 Crescent Court,  Suite 700, Dallas, Texas 75201 on January 16, 2014, at 8:00 a.m. Central time. At the Special Meeting, shareholders of the Existing Fund will be asked to consider and approve the Reorganization Agreement.  A copy of the Reorganization Agreement is attached as Exhibit A.

Proposal

1.

Approval of the Reorganization Agreement that provides for: (i) the transfer of all of the assets and liabilities of the Existing Fund in exchange for shares of the New Fund; and (ii) the distribution of shares of the New Fund so received to shareholders of the Existing Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Reorganization Agreement provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”).  These transfers are expected to occur on or about January 17, 2014 (the “Closing Date”).

Immediately after the transfer of the Existing Fund's assets and liabilities, the Existing Fund will make a liquidating distribution to its shareholders of the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization.  At the Closing Date of the Reorganization, shareholders of the Existing Fund will become shareholders of the New Fund.  If shareholders of the Existing Fund do not vote to approve the Reorganization, the Trustees of Highland Funds II will consider other possible courses of action in the best interests of the Existing Fund and its shareholders, including liquidation of the Existing Fund.

Each of NLFT and Highland Funds II is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  Highland Funds II is an unincorporated business trust under the laws of The Commonwealth of Massachusetts.  NLFT is a Delaware statutory trust.  Highland Capital Management Fund Advisors, L.P. (“Highland”) is the investment adviser to the Existing Fund.  Anchor is the investment sub-adviser to the Existing Fund.  Highland believes the shareholders of the Fund will benefit from the Reorganization where Anchor will continue to serve as the sub-adviser to the New Fund and Genesis will serve as the investment adviser to the New Fund.  Boston Financial Data Services Inc. is the transfer agent for the Existing Fund, and Highland provides administrative services.  Gemini Fund Services, LLC is the transfer, administrative and fund accounting agent for the New Fund.  Foreside Funds Distributors LLC is the principal distributor of the Existing Fund.  Northern Lights Distributors, LLC is the principal distributor of the New Fund.

As explained in greater detail below, the approval of this proposal will, in effect, ratify or approve action taken by the Board of NLFT, on behalf of the New Fund to approve an investment advisory agreement with Genesis Capital (“Genesis”) and an investment sub-advisory agreement between Genesis and Anchor Capital Management Group, Inc. (“Anchor”).  The sole initial shareholder of the New Fund, will provide initial shareholder approval of these agreements.

This Proxy Statement contains information you should know before voting on the proposed Reorganization.  Please read this Proxy Statement and keep it for future reference.  If you need additional copies of this Proxy Statement, please contact the Existing Fund at 1-877-665-1287 or in writing at Highland Capital Management Fund Advisors, L.P., 30 Dan Road, Suite #8656, Canton, MA 03032-2809.  Additional copies of this Proxy Statement will be delivered to you promptly upon request.  For a free copy of the Highland Alternative Income Fund’s annual report for the fiscal year ended September 30, 2013, please contact the Highland Alternative Income Fund at 1-877-665-1287, at www.proxyonline.com/docs/highlandalternative/, or in writing at, 200 Crescent Court, Suite 700, Dallas, Texas 75201.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Existing Fund should know before voting on the Reorganization and should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference.  (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus).  A Prospectus (as supplemented from time to time) and Statement of Additional Information for the Existing Fund, dated February 1, 2013, indirectly relating to this Proxy Statement/Prospectus and including certain financial information about the Existing Fund, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus.  A copy of the Prospectus and Statement of Additional Information is available upon request and without charge by calling the Existing Fund toll-free at 1-877-665-1287.  For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for the Fund dated February 1, 2013.

The Existing Fund’s Prospectus dated February 1, 2013 and Annual Report to Shareholders for the fiscal year ended September 30, 2013, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to Highland Funds II, through the Internet at www.highlandfunds.com or by calling 1-877-665-1287.

This Proxy Statement will be mailed on or about December 13, 2013 to shareholders of record of the Existing Fund as of November 14, 2013 (the “Record Date”).

Copies of these materials and other information about NLFT, the Existing Fund and the New Fund are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Fund:	For inquiries regarding the New Fund or NLFT:
Highland Alternative Income Fund 200 Crescent Court, Suite 700 Dallas, Texas 75201 1-877-665-1287 www.highlandfunds.com	Anchor Alternative Income Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130 1-855-282-1100 www.graniteharborfunds.com

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

_____________________________________

TABLE OF CONTENTS

PAGE
SYNOPSIS	1
The Reorganization	1
The Funds	1
Fees and Expenses	2
Investment Objectives	4
The Fund's Performance	5
Investment Limitations	7
The Funds' Purchase, Exchange and Redemption Procedures	12
Purchase Procedures.	15
Principal Risks of Investing in the Funds	22
The Adviser	29
The Sub-Adviser	29
Portfolio Managers	29
The Investment Adviser	30
Sub-Adviser Portfolio Managers	31
INFORMATION RELATING TO THE REORGANIZATION	31
Description of the Reorganization	31
Costs of Reorganization	33
Federal Income Taxes	33
Capitalization	34
REASONS FOR THE REORGANIZATION	34
SHAREHOLDER RIGHTS	36
General Shareholder Rights	36
Taxes	39
INFORMATION ABOUT THE EXISTING FUND AND NEW FUND	40
VOTING MATTERS	41
General Information	41
Voting Rights and Required Vote	41
Record Date and Outstanding Shares	43
Security Ownership of Certain Beneficial Owners and Management	43
OTHER BUSINESS	44
SHAREHOLDER INQUIRIES	44
EXHIBIT A	1
EXHIBIT B	1

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Existing Fund with those of the New Fund.  This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus.  Shareholders should read this entire Proxy Statement/Prospectus carefully.  The Synopsis is qualified in its entirety by reference to the Prospectus for the Existing Fund.  For more complete information, please read the Prospectus for each of the Funds.

The Reorganization

Background.  Pursuant to the Reorganization Agreement, the Existing Fund will transfer all of its assets and liabilities to the New Fund in exchange solely for shares of the New Fund.

The Existing Fund will then distribute the New Fund shares that it receives to its shareholders in complete liquidation.  The result of the Reorganization is that shareholders of the Existing Fund will become shareholders of the New Fund.  No front-end sales charges or contingent deferred sales charges will be imposed in connection with the Reorganization.  If shareholders of the Existing Fund do not vote to approve the Reorganization, the Trustees of Highland Funds II may consider possible alternative arrangements in the best interests of the Existing Fund and its shareholders, including liquidation of the Existing Fund.

The Board of Trustees of Highland Funds II, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of the Existing Fund and its shareholders, and that the interests of existing shareholders in the Existing Fund will not be diluted as a result of the transactions contemplated by the Reorganization or suffer any unfair burden as a result of the Reorganization.  The Board of Trustees of Highland Funds II recommends that you vote FOR approval of the Reorganization.

Tax Consequences.  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization.  If the Reorganization so qualifies, shareholders of the Existing Fund will not recognize a gain or loss in the respective transactions.  Nevertheless, the sale of securities by the Existing Fund prior to its Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.  The Existing Fund, as of November 15, 2013, had a short-term capital loss carryforward of $745,434.  Therefore, net capital gains (if any) related to the reorganization are expected to be insignificant.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Special Considerations and Risk Factors.  The investment objectives of the Existing Fund and the New Fund are substantially identical.  The investment policies, however, are similar but differ in several aspects.  For a comparison of each Fund's investment objectives and principal investment strategies, see "Investment Objectives" below.  For a more complete discussion of the risks associated with the respective Funds, see "Principal Risks" below.

The Funds

Business of the Funds.  NLFT is an open-end management investment company organized as a Delaware statutory trust on January 19, 2005.  NLFT offers redeemable shares in different series of investment portfolios.  The New Fund is a series of NLFT.  Highland Funds II is an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts on August 10, 1992, that offers redeemable shares in different series of investment portfolios.  The Existing Fund is a series of Highland Funds II.  The Existing Fund offers four classes of shares, designated Class A, C, R and Y.  The New Fund offers one class of shares.  If the Reorganization is approved, shareholders of the Existing Fund will receive load waived Investor Class shares of the New Fund.

Fees and Expenses

If the Reorganization is approved by shareholders, you, as a shareholder, will pay the fees assessed by the New Fund.  The following tables compare the current fees and expenses of the Existing Fund with those of the New Fund.  Because the New Fund was not operational as of the date of this Proxy Statement/Prospectus, the fees shown for the New Fund are based, in part, on estimates.

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Exchange Fee	Redemption Fee
Existing Fund- Class A Shares	5.75%[3]	None	None	None
Existing Fund- Class C Shares	None	1.00%[1]	None	None
Existing Fund- Class R Shares	None	None	None	None
Existing Fund- Class Y Shares	None	None	None	None

New Fund - Investor Class Shares	None[4]	None	None	None

Comparison of Annual Operating Expenses

(as a percentage of average net assets)

	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Fee Waiver	Total Fund Operating Expenses After Fee Waiver
Existing Fund- Class A Shares	2.00%	0.35%	1.42%	0.30%	4.07%	N/A	4.07%
Existing Fund- Class C Shares	2.00%	1.00%	1.42%	0.30%	4.72%	N/A	4.72%
Existing Fund- Class R Shares	2.00%	0.50%	1.42%	0.30%	4.22%	N/A	4.22%

Existing Fund- Class Y Shares	2.00%	0.00%	1.42%	0.30%	3.72%	N/A	3.72%

New Fund – Investor Class Shares	1.65%	0.25%	2.01%[2]	0.30%[2]	4.21%[2]	1.66%[4]	2.55%[2]

1 You may be subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% if you redeem your shares within one year of purchase of Class C Shares.  There is no CDSC on Class C Shares thereafter.  See "Your Investment – How to Buy Shares" and "Sales charge reductions and waivers" in the Existing Fund's prospectus for more information.

2  Because the New Fund has not yet commenced operations, some expenses, including other expenses and AFFE, are estimated. Accordingly, Total Fund Operating Expenses is estimated.

3 As described in the Existing Fund prospectus, investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge of 1.00% on shares redeemed during the first year after their purchase.

4  Genesis has contractually agreed to waive fees and/or reimburse expenses of the New Fund through

   January 20, 2015.   This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to Genesis, by Genesis with the consent of the Board and upon the termination of the Management Agreement between the Trust and Genesis. Fee waivers and expense reimbursements are subject to possible recoupment by Genesis from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits.

Examples

These Examples are intended to help you compare the cost of investing in the New Fund with the cost of investing in the Existing Fund, assuming the Reorganization is approved.  The Examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 Year	3 Years [1]	5 Years [1]	10 Years [1]
Existing Fund – Class A Shares	$960	$1,742	$2,538	$4,594
Existing Fund – Class C Shares (shares are not sold)	$473	$1,422	$2,377	$4,787
Existing Fund – Class C Shares (if all shares are sold at end of the period)	$573	$1,422	$2,377	$4,787
Existing Fund – Class R Shares	$424	$1,281	$2,152	$4,388
Existing Fund – Class Y Shares	$374	$1,138	$1,920	$3,967
	1 Year	3 Years	5 Years	10 Years
New Fund – Investor Class Shares	$258	$1,128	$2,011	$4,281

1 Assumes the Fund's operating expenses for the one-year period are calculated net of any fee waivers and/or expenses reimbursed, and the Fund's operating expenses for the three-year, five-year or ten-year periods, as applicable, do not reflect f ee waivers and/or expenses reimbursed.

The Examples above should not be considered a representation of future expenses.  Actual expenses may be greater or less than those shown.

Investment Objectives

This section will help you compare the investment objectives and principal investment strategies of the Existing Fund with those of the New Fund.  This section also describes the key differences, if any, between the Funds.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund's prospectus.

Existing Fund

Investment Objective:  The Fund's investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily though capital appreciation and income generation.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Such securities primarily will include domestically-listed exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds with high yield corporate bond exposure in any industry or sector.  Security selection is determined through Anchor Capital Management Group, Inc.’s (“Anchor” or the “Sub-Adviser”) mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.  The Sub-Adviser also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility, and the Fund may make investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when the Sub-Adviser determines that market conditions so warrant.  To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes. The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs, ETNs, and mutual funds)), in securities of issuers of any credit quality. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

The Fund may engage in active and frequent trading of its portfolio securities.

New Fund

Investment Objective:  The Fund's investment objective is to provide shareholders with above-average total returns over a complete market cycle primarily though capital appreciation and income generation.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective under normal market conditions by allocating assets among proprietary technically-based trend following strategies. The Fund primarily takes long and short positions with respect to securities that are highly correlated to high yield corporate bonds (also known as “junk bonds”) based on long, intermediate, and short term trends. Such securities primarily will include domestically-listed exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and mutual funds with high yield corporate bond exposure in any industry or sector.  Security selection is determined through Anchor Capital Management Group, Inc.’s (“Anchor” or the “Sub-Adviser”) mathematical and statistical models; however, the Sub-Adviser may alter such selection based on its assessment of current market conditions and other factors.  The Sub-Adviser also actively employs the use of cash and cash equivalents as a strategic asset class in an attempt to both sidestep market declines as well as lower overall portfolio volatility, and the Fund may make investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. In particular, the Fund may invest all or substantially all of its assets in cash or cash equivalents when the Sub-Adviser determines that market conditions so warrant.  To the extent the Fund is invested heavily in cash, it may not achieve its investment objective and may experience negative returns.

The Fund may use derivatives, primarily swaps, options and futures contracts, as substitutes for securities in which the Fund can invest. The Fund may also use derivatives to an unlimited extent to hedge various investments for risk management and speculative purposes. The Fund may invest, directly and indirectly (through derivatives and other pooled investment vehicles (including ETFs, ETNs, and mutual funds)), in securities of issuers of any credit quality. The Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries. The Fund is non-diversified as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is not intended to be a complete investment program.

The Fund may engage in active and frequent trading of its portfolio securities.

How the Funds Compare

Investment Objectives:  The investment objectives of the Existing Fund and the New Fund are substantially identical.

Principal Investment Strategies: The principal investment strategies of the Existing Fund and the New Fund are substantially identical in all material respects.

For a discussion of the risks of investing in the Existing Fund and the New Fund, please see PRINCIPAL RISKS in this Proxy Statement/Prospectus.

The Fund's Performance

Because the Existing Fund has less than a full calendar year of performance, no performance information is presented at this time.  Since the New Fund has not yet commenced operations, no past performance information is presented.  However, if approved by shareholders, the New Fund will acquire all of the assets and liabilities of the Existing Fund.  In addition, the New Fund will assume the performance history of the Existing Fund.

Investment Limitations

This section will help you compare the fundamental and non-fundamental investment policies and restrictions of the Existing Fund and the New Fund.

Fundamental Investment Limitations

Listed below are the fundamental investment limitations adopted by each of the Funds.  These limitations cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares.  The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Existing Fund and the New Fund have adopted the following fundamental investment limitations.

1. Margin Purchases.

Existing Fund:

The Existing Fund does not have a fundamental policy with respect to margin purchases.

New Fund:

The New Fund will not purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities).

Comparison:

The Existing Fund does not have a corresponding fundamental policy, nor does it have a substantially similar non-fundamental policy related to margin purchases.  The Existing Fund is, however, subject to limitations on borrowing.

2.  Borrowing Money

Existing Fund:

The Existing Fund may not borrow money, except that the Fund may (a) borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

New Fund:  The New Fund may not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

Comparison:

The limitations of the Existing Fund and the New Fund are substantially similar.  Both Funds may borrow only to the extent permitted by the 1940 Act.   Additionally, the New Fund has a non-fundamental investment limitation that is substantially similar to the Existing Fund (Mortgaging, Pledging or Hypothecating Securities) with respect to investments in leveraged instruments.

3.  Issuing Senior Securities.

Existing Fund:

The Existing Fund may not issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

New Fund:  The New Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

Comparison:

The limitations of the Existing Fund and the New Fund are substantially similar.  Although the New Fund provides additional detail, neither Fund may issue senior securities, except as otherwise permitted by the 1940 Act or other applicable law.

4.  Real Estate

Existing Fund:

The Existing Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

New Fund:

The New Fund will not purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Comparison:

The limitations of the Existing Fund and the New Fund are not substantially similar.  The Existing Fund permits direct and indirect investment in real estate while the New Fund does not permit the purchase or sale of real estate or interests in real estate.  However, the New Fund provides for certain permissive circumstances in which the limitation does not apply including investment in securities of issuers secured by or that represent an interest in real estate as a result of such Fund's ownership of real estate investment trusts, securities secured by real estate or interests thereon or securities of companies engaged in the real estate business.  In addition, the New Fund may purchase marketable securities issued by companies that own or invest in real estate (including REITs), commodities, or commodities contracts or enter into financial futures contracts and options thereon.  The New Fund’s limitation is potentially more restrictive than the Existing Fund because it does not permit direct investment in real estate.

5.  Commodities.

Existing Fund:

The Existing Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

New Fund:

The New Fund will not purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

Comparison:

The limitations of the Existing Fund and the New Fund are similar.  While the Existing Fund may purchase or sell commodities or commodity contracts directly, the New Fund is not completely prohibited from such investments.  The New Fund will not purchase or sell commodities unless acquired in connection with ownership of other securities or investments, it may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with CFTC rules.  Additionally, the New Fund may gain access to commodities through investments in securities and other instruments backed by commodities and/or that are engaged in or have a significant portion of assets in commodities.  Additionally, both Funds’ purchases or sales of commodities are limited by applicable law.

6.  Underwriting.

Existing Fund:

The Existing Fund will not underwrite any issue of securities, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”).

New Fund:

The New Fund does not have a fundamental policy with respect to underwriting.

Comparison:  The limitations of the Existing Fund and the New Fund are substantially similar.  The Existing Fund does not have a corresponding policy.  However, the Existing Fund is still subject to the Securities Act of 1933, the 1940 Act and the rules thereunder.

7.  Loans.

Existing Fund:

The Existing Fund will not lend its assets or money to other persons, except by (a) purchasing debt obligations (including privately placed debt obligations), (b) lending cash or securities as permitted by applicable law, (c) entering into repurchase agreements, (d) investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

New Fund:

The New Fund will not make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Comparison:

The limitations of the Existing Fund and the New Fund are similar in most respects, but differ in a way that may or may not be material to investors.  Both Funds prohibit making direct loans.  The Existing Fund expressly permits lending of cash and the making of loans as otherwise permitted by applicable law, and the New Fund does not.

8.  Concentration by Industry.

Existing Fund:  The Existing Fund may not make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry.

New Fund:  The Fund will not invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

Comparison:  The limitations of the Existing Fund and the New Fund are substantially similar.  Both restrict investment in one industry or group of industries to 25% of Fund assets.  The New Fund expressly states that U.S. Government issuers are not considered part of any industry.  The Existing Fund does not make a similar provision, however, prior SEC guidance has permitted fund concentration policies to exclude securities issued by governments or political subdivisions of governments.

Non-Fundamental Investment Limitation

The following investment limitations are non-fundamental investment limitations of the Funds.  Non-fundamental limitations may be changed at any time by each Fund's Board of Trustees.  Shareholders are notified before any material change in these limitations becomes effective.

1.

Investing for Control.

Existing Fund:

The Existing Fund may not invest in companies for the purpose of exercising control or management.

New Fund:

The New Fund may not invest in any issuer for purposes of exercising control or management.

Comparison:

The limitations of the Existing Fund and the New Fund are substantially similar.  Both Funds prohibit investment for the purposes of exercising control or management.

2.  Investments in Other Investment Companies.

Existing Fund:

The Existing Fund may not purchase securities of other investment companies, other than a security acquired in connection with a merger, consolidation, acquisition, reorganization or offer of exchange and except as otherwise permitted under the 1940 Act or applicable SEC orders.

New Fund:  The New Fund may not invest in securities of other investment companies except as permitted under the 1940 Act.

Comparison:  The limitations of the Existing Fund and the New Fund are similar.  Although the Existing Fund provides additional information regarding the circumstances under which such investments may be made, both Funds may invest in securities of other investment companies to the extent permitted by the 1940 Act.

3.

Illiquid Securities.

Existing Fund:

The Existing Fund does not have a non-fundamental policy with respect to illiquid securities.

New Fund:

The New Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable and repurchase agreements with more than seven days to maturity.  However, if more than 15% of Fund assets (defined as net assets plus the amount of any borrowing for investment purposes) are illiquid, the Fund's investment adviser will reduce illiquid assets such that they do not represent more than 15% of Fund assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders.

Comparison:

The Existing Fund does not have a corresponding policy.  However, the Existing Fund is still subject to the 1940 Act and rules promulgated thereunder including those related to mutual fund investment in illiquid securities.

4.

Mortgaging, Pledging or Hypothecating Securities.

Existing Fund:

The Existing Fund does not have a non-fundamental limitation addressing mortgaging, pledging or hypothecating Fund securities.

New Fund:

The New Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Comparison:

The limitations of the Existing Fund and the New Fund are substantially similar.  While the Existing Fund does not have a non-fundamental policy on mortgaging, pledging or hypothecating securities, the Existing Fund does have fundamental and non-fundamental policies with respect to borrowing and lending, which, taken together, have the same effect as the New Fund's non-fundamental policy with respect to mortgaging, pledging or hypothecating securities.  Additionally, in the Notes to Investment Restrictions, the Existing Fund provides that the Existing Fund may not pledge, mortgage or hypothecate its assets except as may be necessary in connection with permissible borrowings or in investments and then such pledging mortgaging, or hypothecating may not exceed 33 1/3% of the Existing Fund’s total assets.

5.    Warrants.

Existing Fund:

The Existing Fund may not purchase warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

New Fund:  The New Fund does not have a non-fundamental limitation addressing warrants.

Comparison.

The limitations of the Existing Fund and the New Fund are substantially similar. Although the New Fund does not have a policy expressly prohibiting the purchase of warrants, it does have a non-fundamental policy addressing the use of options and “other permitted investments and techniques,” Mortgaging, Pledging and Hypothecating Securities, which has a similar effect.

6.   Investments in Affiliated Investment Companies

Existing Fund:

The Existing Fund, to the extent it is invested in by another series of Highland Funds II or by a series of Highland Funds I may not acquire securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

New Fund:

The New Fund does not have a policy addressing investments in affiliated investment companies.

Comparison:

The limitations of the Existing Fund and the New Fund are not substantially similar.  The New Fund does not have a corresponding policy.  However,  the New Fund is subject to the 1940 Act and rules promulgated thereunder, including Rule 12(d)(1).

The Funds' Purchase, Exchange and Redemption Procedures

Even though the Existing Fund and the New Fund employ a different transfer agent, each Fund's purchase, exchange and redemption procedures are substantially similar.  The Funds' policies regarding valuation, frequent trading and dividends, however, do differ.  These procedures, as well as other features related to investing in the Fund, are summarized below.  A more complete description of the Existing Fund's procedures can be found in the Prospectus for the Existing Fund.

Share Classes

The Existing Fund offers more than one class of shares: Class A, Class C, Class R and Class Y shares.  The New Fund offers one class of shares: Investor Class shares.

As discussed above under Fees and Expenses, Existing Fund Class A shares are subject to a maximum initial sales charge of 5.75%.  The remaining share classes of the Existing Fund are offered without an initial sales charge.  New Fund Investor Class shares are offered without an initial sales charge.  For the Existing Fund, the minimum initial investment for Class A and Class C is $500 if made by mail and $1,000 if made by wire and the additional investment minimum is $100 if made by mail and $1,000 if made by wire for Class A and Class C; while the minimum initial and additional investments for Class Y shares are $1,000,000 and $0, respectively.  There is no minimum initial or additional investment for Class R shares.  For the New Fund, minimum initial and subsequent investment is $2,500 and $100, respectively, for all accounts.

Pricing Fund Shares

Each Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after purchase or sale orders are received in proper form by the Fund or its authorized agents.

Existing Fund

The NAV per share of the Existing Fund’s Class A, Class C, Class R and Class Y Shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, on each day that the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day or on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The NAV per share of each class of shares of the Existing Fund is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of the Existing Fund’s shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV per share of the Fund next made after the purchase or redemption order is received in good order. The value of the Existing Fund’s portfolio assets may change on days the Fund is closed and on which you are not able to purchase or sell your shares.

The Existing Fund’s portfolio securities are valued in accordance with the Fund’s valuation policies approved by the Board. The value of the Funds’ investments is generally determined as follows:

•

Portfolio securities for which market quotations are readily available are valued at their current market value, except that debt securities that are not credit-impaired and have remaining maturities of 60 days or less will be valued at amortized cost, a method of fair valuation.

•

Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or redeem shares of the Fund.

•

Investments by the Fund in any other mutual fund are valued at their respective NAVs as determined by those mutual funds each business day. The prospectuses for those mutual funds explain the circumstances under which those funds will use fair value pricing and the effects of using fair value pricing.

•

All other portfolio securities, including derivatives and cases where market quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Board. Pursuant to the Funds’ pricing procedures, securities for which market quotations are not readily available may include securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security). Market quotations may also be not “readily available” if an event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of the Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of the Fund. Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset.

New Fund

The net asset value ("NAV") and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the New Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the New Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the New Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The New Fund may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the New Fund. Because the New Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the New Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the New Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the New Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the New Fund calculates its NAV, the adviser may need to price the security using the New Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the New Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the New Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the New Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the New Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Purchase Procedures.

Each Fund prices direct purchases based upon the next determined offering price (net asset value plus applicable sales load) or net asset value after your order is received.  Direct purchase orders received by the Existing Fund and the New Fund by the close of the regular session of trading on the NYSE, generally 4:00 p.m., Eastern time, are effected at that day's public offering price or NAV.

Both the Existing Fund and the New Fund have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders.  Purchase orders received by broker-dealers before the close of trading of the regular session on the NYSE, and transmitted to the Existing Fund and the Northern Lights Fund Trust, that day are effected at that day's public offering price or NAV.  It is the responsibility of each Fund's distributor's authorized agents to transmit orders that will be received by the distributor in proper form and in a timely manner.

Automatic Investment Plan.  Both the Existing Fund and the New Fund permit you to make automatic monthly investments in the Funds from your bank, savings and loan or other depository institution.  The Existing Fund allows minimum investments of $25 under its automatic investment plan.  The New Fund allows minimum investments of $100 under its automatic investment plan.

Sales Charges and Distribution Fees.

The Existing Fund charges a sales load on the purchase of Class A shares.  The sales load is paid to the respective distributor for each fund, Foreside Funds Distributors LLC for the Existing Fund, which may pay a commission to the dealer of record on your account.  The front-end sales load varies depending on the amount of the investment.

The following table illustrates the sales load breakpoints for the purchase of shares of both the Existing Fund.

Existing Fund Class A Shares – Front-End Sales Charge
Amount of Single Transaction**	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance*
Less than $50,000	5.75%	6.10%	5.25%
$50,000 but less than $100,000	4.25%	4.44%	3.75%
$100,000 but less than $250,000	3.25%	3.36%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.55%
$1,000,000 or more ***	0.00%	0.00%	†

* From time to time, the Fund may decide to reallow the entire amount of the front-end sales charge to dealers. Dealers who receive more than 90% of the sales charge may be considered “underwriters” under the U.S. securities laws.

** Except for certain employee benefit plans that select Class C Shares (see “Purchasing Class C Shares” in the Fund’s prospectus), purchases of $1,000,000 or more intended for Class C Shares should be made in Class A Shares (for individual investors) or in Class Y Shares (for institutional investors).

*** Purchases of $1 million or more of Class A Shares pursuant to a sales charge waiver are subject to a 0.50% CDSC if redeemed within one year of purchase. The Class A Shares CDSC does not apply to investors purchasing $1 million or more of any Fund’s Class A Shares if such investors are otherwise eligible to purchase Class A Shares pursuant to another sales charge waiver. The CDSC is calculated by multiplying the CDSC percentage by the lesser of the share class’ net asset value at the time of the purchase or its net asset value at the time of redemption.

† For purchases through a Financial Advisor that exceed $1 million, the Financial Advisor will receive a concession of 0.50% of any amounts under $3 million, 0.40% of any amounts greater than $3 million and less than $5 million, 0.25% of any amounts greater than $5 million and less than $25 million and 0.12% thereafter, to the selling dealer.

Comparison:

The front-end sales charge of the Existing Fund and the New Fund are not substantially similar.  The Existing Fund charges a front-end sales charge to Class A shareholders, and New Fund does not charge a front-end sales charge to any shareholders.

Purchases of Shares at Net Asset Value.  The Existing Fund does not impose a front-end sales load on the following types of purchases or purchases by the following types of investors.  The New Fund does not impose a front-end sales load on any type of purchases or to any type of investors.

Existing Fund

The Existing Fund may sell Class A shares at net asset value (i.e. without the investor paying any initial sales charge (“CDSC”)) to certain categories of investors, including:

(1)  Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse or (iii) the beneficiary of a Uniform Gifts to Minors Act (“UGMA”), Uniform Transfers to Minors Act (“UTMA”) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed from the transferee’s account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

(2)  Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code. To be eligible for such waiver, (i) the disability must arise after the purchase of shares, (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter must be produced from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

(3) Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase, and (iii) the trust document provides for dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

(4) Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Advisor agrees to return all or the agreed-upon portion of the commission received on the shares being redeemed.

(5) Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement age (as stated in the document).

(6)  Clients of Financial Intermediaries.  The CDSC also may be waived if the Financial Advisor agrees to return all or an agreed-upon portion of the commission received on the sale of the shares being redeemed.

New Fund

The New Fund does not charge a sales load on any purchases of its shares.

 Comparison:

The means of purchasing shares of the Existing Fund or the New Fund at net asset value are not substantially similar.  The Existing Fund limits the circumstances under which a shareholder may purchase shares at net asset value while the New Fund prices all sales of its shares at net asset value.

Exchange Privilege.  The Existing Fund allows a shareholder to exchange shares of the Fund in Highland Funds II for shares of the same class of another Fund in Highland Funds II, Highland I Funds or the RBB Money Market Fund.  The New Fund does not have an exchange privilege.

Existing Fund

You may exchange shares of a particular class of the Existing Fund for shares of the same class of another Fund in Highland Funds II, Highland Funds I or RBB Money Market Fund.  Shares of the Fund selected for exchange must be available for sale in your state of residence.  You should carefully read the Prospectus disclosure regarding the Fund into which you would like to exchange before making an exchange decision involving that Fund.  You must meet the minimum purchase requirements for the Fund you purchase by exchange.  For tax purposes, exchanges of shares involve a sale of shares of the Fund you own and a purchase of the shares of the other Fund, which may result in a capital gain or loss.

New Fund

The New Fund does not have an exchange privilege.

Comparison:  The exchange privileges of the Existing Fund and the New Fund are not substantially similar.  The New Fund does not have an exchange privilege.

Purchases of Class A Shares at a Reduced Sales Load.  You also may purchase Class A Shares of the Existing Fund and Class A shares of the New Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.

Existing Fund

(1)

Right of Accumulation.  You may pay a lower sales charge when purchasing Class A Shares through Rights of Accumulation, which work as follows: if the combined value (determined at the current public offering price) of your accounts in all classes of shares of the Existing Fund and other Participating Funds (as defined below) maintained by you, your spouse or your minor children, together with the value (also determined at the current public offering price) of your current purchase, reaches a sales charge discount level (according to the above chart), your current purchase will receive the lower sales charge, provided that you have notified the Existing Fund or the Underwriter and your Financial Advisor, if any, in writing of the identity of such other accounts and your relationship to the other account holders and submitted information (such as account statements) sufficient to substantiate your eligibility for a reduced sales charge. Such reduced sales charge will be applied upon confirmation of such shareholders’ holdings by the Transfer Agent. The Fund may terminate or amend this Right of Accumulation at any time without notice. As used herein, “Participating Funds” refers to any series of Highland Funds I (except for the Highland/iBoxx Senior Loan ETF), Highland Funds II, the RBB Cash Fund (each as defined below under “Exchange of Shares”) and registered, open-end investment companies advised by the Adviser and distributed by the Underwriter and as otherwise permitted from time to time by the Board.

(2)

Letter of Intent.  Any person may qualify for reduced sales charges on purchases of Class A shares of the Funds made within a 13-month period pursuant to a Letter of Intent (“Letter”). A shareholder may include, as an accumulation credit toward the completion of such Letter, the value of all shares (of any class) of any Participating Funds held by the shareholder on the date of the Letter. The value is determined at the public offering price on the date of the Letter. Purchases made through reinvestment of distributions do not count toward satisfaction of the Letter. Upon request, a Letter may reflect purchases within the previous 90 days.

During the term of a Letter, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased if the terms of the Letter are not satisfied. Dividends and capital gains will be paid on all escrowed shares, and these shares will be released (upon satisfaction of any amount owed for sales charges if the terms of the Letter are not satisfied) when the amount indicated has been purchased or at the end of the period covered by the Letter, whichever occurs first. A Letter does not obligate the investor to buy or the Funds to sell the amount specified in the Letter.

If a shareholder exceeds the amount specified in the Letter and reaches an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Letter. The resulting difference in offering price will purchase additional shares for the shareholder’s account at the applicable offering price. As a part of this adjustment, the shareholder’s Financial Advisor shall return to the Fund the excess commission previously paid to the Financial Advisor during the 13-month period.

If the amount specified in the Letter is not purchased, the shareholder shall remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such a difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares to equal such difference. The additional amount of Financial Advisor discount from the applicable offering price shall be remitted by the Fund to the shareholder’s Financial Advisor of record.

New Fund

The New Fund does not have policies regarding the reduction of sales loads.

Comparison:

The means of reducing sales charges the Existing Fund and the New Fund are not substantially similar.  The New Fund does not charge a sales load on any purchases of its shares and it is, therefore, unnecessary to offer means of sales load reduction to shareholders.

Redemption Procedures.

You may sell some or all of your shares on any day that the Fund calculates its NAV.  If your request is received by the Fund's distributor, or its authorized agent, in proper form by the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares you sell, minus any applicable CDSC.  Orders received after the close of trading on the NYSE will be based on the next calculated NAV.  Each Fund permits redemptions directly by mail, phone, systematic withdrawal plan and indirectly through a shareholder's nominee such as a broker-dealer or financial institution or financial adviser.  Proceeds may be paid by check or by wire transfer.  Neither the Existing Fund nor the New Fund charges a fee per wire transfer.

The Existing Fund and the New Fund do not intend to redeem shares in any form except cash.  However, the New Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than $250,000 or 1% of the New Fund's assets.  The securities will be chosen by the New Fund and valued using the Funds' net asset value pricing procedures.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.  In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, the Existing Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000, not including the effect of market declines.  The New Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500, not including the effect of market declines.

Distribution Arrangements

Pursuant to Rule 12b-1 under the 1940 Act, both the Existing Fund and the New Fund have adopted plans (each a "Plan") of distribution pursuant to which each Fund may directly incur or reimburse the its distributor for certain expenses and fees related to the distribution and sale of its shares and for services provided to shareholders, including:

•

payments to securities dealers and other persons, including the Fund's distributor and its affiliates, who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares;

• expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Fund;
• expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising;
• expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund;
• expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and

Under the Plan adopted by Existing Fund, the Fund may pay 0.35% for Class A shares, 1.00% for Class C shares and 0.50% for Class R shares.  The Existing Fund has not adopted the Plan for Class Y shares.  Under the Plan adopted by the New Fund, the Fund may pay 0.25% for Investor Class shares.  Shareholders of Existing Fund Class A, Class C. and Class R shares will pay a lower 12b-1 fee under the Plan adopted by the New Fund.  Shareholders of Existing Fund Class Y shares, however, will pay a higher 12b-1 fee under the Plan adopted by the New Fund.

Frequent Trading Policy.

Neither the Existing Fund nor the New Fund encourages or accommodates market timing activities by shareholders.  The Board of Trustees of Highland Funds II and NLFT have adopted policies and procedures reasonably designed to detect and discourage frequent trading, which are to be uniformly applied to all trading, including trading by omnibus accounts and intermediaries. Under these policies, Highland Funds II and NLFT reserves the right to reject any purchase request, including exchanges, without notice and regardless of size. A purchase request could be rejected if Highland Funds II or NLFT determines that such purchase may disrupt the Fund's operation or performance or because of a history of frequent trading by the investor.

Dividend Policies.

Existing Fund

The Existing Fund declares and pays dividends of its net investment income.  Dividends of investment income are typically declared and paid monthly.  Short-term and long-term capital gains, if any, are typically declared and paid annually.

The Existing Fund declares and pays dividends of any net realized capital gains once each year. Unless you instruct the Fund to pay dividends of net investment income and dividends of net realized capital gains to you in a check mailed to you, they will automatically be reinvested in your account. There are no fees or charges to reinvest dividends or other distributions. Dividends are generally taxable to you in the manner described below even if they are reinvested in additional shares of the Existing Fund.

The Existing Fund is subject to a 4% excise tax on net investment  income and net realized capital gains that are not distributed on a calendar-year basis. To avoid this tax or Fund-level U.S. federal income taxes, the Funds may pay dividends of net investment income and net realized capital gains more frequently than disclosed above.

New Fund

The New Fund intends to distribute substantially all of its net investment income monthly and net capital gains annually in December.  Both types of distributions will be reinvested in shares of the applicable Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Principal Risks of Investing in the Funds

The Existing Fund and the New Fund are subject to substantially the same risks. The primary risks of an investment in each Fund are shown on the tables below.  An explanation of each of the risks is provided following the tables.

Type of Risk	Existing Fund	New Fund
Equity Securities Risk	✓	✓
Exchange-Traded Funds Risk	✓	✓
High Yield Securities Risk	✓	✓

Interest Rate Risk	✓	✓
Credit Risk	✓	✓
Short Sales Risk	✓	✓
Derivatives Risk	✓	✓
Debt Securities Risk	✓	✓
Counterparty Risk	✓	✓
Currency Risk	✓
Foreign Investment Risk	✓	✓
Emerging Markets Risk	✓	✓
Securities Market Risk	✓	✓
Hedging Risk	✓	✓
Illiquid and Restricted Securities Risk	✓	✓
Management Risk	✓	✓
Mid-Cap Company Risk	✓	✓
Small-Cap Company Risk	✓	✓
Exchange-Traded Notes Risk	✓	✓
Model Risk	✓	✓
Non-Diversification Risk	✓	✓
Portfolio Turnover Risk	✓	✓
Limited History of Operations Risk		✓

Comparison of Risks.  The Existing Fund and the New Fund are subject to substantially similar risks, however, the New Fund will be subject to additional risks related to the limited history of operations because the New Fund is a new mutual fund.

Explanation of Risks

Counterparty Risk: The Fund may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. To limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the adviser or sub-adviser, as applicable, to present acceptable credit risk.

Credit Risk: The price of a bond is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds. Even within securities considered investment grade, differences exist in credit quality and some investment-grade debt securities may have speculative characteristics. A security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Debt Securities Risk: The issuer of a debt security may fail to pay interest or principal when due, and that changes in market interest rates may reduce the value of debt securities or reduce the Fund’s returns. The Fund may invest in debt securities, principally below investment grade securities, but also including investment grade securities and other debt obligations. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities may be particularly volatile. Such securities are regarded by the rating organizations as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated debt securities and can be more difficult to value, resulting in differences between the prices realized on their sales and the value at which they are carried on the books of the Fund.

Derivatives Risk: The Fund’s use of various investment techniques may involve derivative instruments, such as swaps, options, futures and options on futures. There is no guarantee that these techniques will work. The Fund may, but is not required to, use derivatives as a substitute for taking a long or short position in an underlying asset, to increase returns, or as part of a hedging strategy. Some derivatives have the effect of leverage on the Fund, meaning that a small investment in derivatives could have a potentially large impact on the Fund’s performance and its rate of income distributions for a particular period of time. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Potential losses from certain derivatives are unlimited. Derivatives can be highly volatile, illiquid, subject to counterparty risk and difficult to value. There is also the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments, which could impact Fund performance. The Fund may choose not to invest in derivative instruments because of their cost, limited availability or any number of other reasons deemed relevant by the Adviser or Sub-Adviser, as applicable, and the portfolio manager(s) responsible for managing the Fund.

Emerging Markets Risk: Emerging market securities bear various foreign investment risks discussed below. In addition, there are greater risks involved in investing in emerging markets compared to developed foreign markets. Specifically, the economic structures in emerging market countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. The Fund’s investment in emerging market countries may be required to establish special custody or other arrangements before investing, which may result in additional risks and costs to the Fund.

Equity Securities Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, fundamental changes to the business, financial leverage, non-compliance with regulatory requirements and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Certain equity securities may decline in value even during periods when the prices of equity securities in general are rising, or may not perform as well as the market in general. In addition to these risks, preferred stock and convertible securities are also subject to the risk that issuers will not make payments on securities held by the Fund, which could result in losses to the Fund. In addition, the credit quality of preferred stock and convertible securities held by the Fund may be lowered if an issuer’s financial condition changes, leading to greater volatility in the price of the security. The market value of convertible securities also tends to fall when prevailing interest rates rise.

Exchange-Traded Funds Risk: ETFs are investment companies, which may be managed or unmanaged, that generally seek to track the performance of a specific index. The value of ETFs can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. ETFs are traded similarly to stocks of individual companies. Although an ETF is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance of its index because of its operating expenses and other factors. In addition, ETFs have certain inherent risks generally associated with investments in a portfolio of securities, in which the ETF is invested, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. The Fund’s investments in certain commodities-linked ETFs may be limited by tax considerations, including the Fund’s intention to qualify annually as a RIC under the Code.

Exchange-Traded Notes Risk: The Fund may invest in exchange traded notes (“ETNs”), which are debt securities with returns linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets or other relevant markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity or other reference asset. ETNs are also subject to the risk of being illiquid. When the Fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Fund’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. The tax rules are uncertain with respect to the treatment of income or gains arising in respect of ETNs. The Fund’s investments in commodities-linked ETNs may be limited by these and other tax considerations, including the Fund’s intention to qualify annually as a RIC under the Code.

Foreign Investment Risk: Investing in foreign securities, including depositary receipts, or securities of U.S. entities with significant foreign operations, involves additional risks that can affect the Fund’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less regulation than U.S. markets. There may be difficulties in enforcing contractual obligations, and it may take more time for transactions to clear and settle in foreign countries than in the U.S. Less information may be available about foreign issuers. The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions. The specific risks of investing in foreign securities include valuation risk and:

•

Currency Risk: The values of foreign investments may be affected by changes in currency rates or exchange control regulations. If the local currency gains strength against the U.S. dollar, the value of the foreign security increases in U.S. dollar terms. Conversely, if the local currency weakens against the U.S. dollar, the value of the foreign security declines in U.S. dollar terms. U.S. dollar-denominated securities of foreign issuers, including depositary receipts, also are subject to currency risk based on their related investments. The Fund is permitted to hedge against foreign currency risk, but normally will not do so.

•

Political/Economic Risk: Changes in economic, tax or foreign investment policies, government stability, war or other political or economic actions may have an adverse effect on the Fund’s foreign investments.

•

Regulatory Risk: Foreign companies often are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements common to U.S. companies. There may be less information publicly available about foreign  issuers than about most publicly-traded U.S. companies, and foreign issuers are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities.  Recently, additional risks have arisen related to the high levels of debt of various European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. These problems, and related political and monetary efforts to address these problems, may increase the potential for market declines in one or more member states that can spread to global markets. These increased risks may persist and may result in greater volatility in the securities markets and the potential for impaired liquidity and valuation.

Hedging Risk: The Fund’s use of derivatives and other transactions, such as swaps, options and futures, may involve risks not associated with other types of investments that the Fund intends to purchase and it is possible that a portfolio that utilizes hedging strategies may not perform as well as a portfolio that does not make use of such strategies. The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the Adviser or Sub-Adviser’s ability, as applicable, to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors. No assurance can be given that the Adviser or Sub-Adviser’s judgment, as applicable, in this respect will be correct. In addition, no assurance can be given that the Fund will enter into hedging or other transactions (including hedging exposure to non-U.S. currency exchange rate risk) at times or under circumstances in which it may be advisable to do so.

High Yield Securities Risk: Below investment-grade securities, sometimes called “junk bonds,” are considered speculative. These securities have greater risk of default than higher rated securities. The market value of below investment-grade securities is more sensitive to individual corporate developments and economic changes than higher rated securities. Adverse publicity and investor perceptions, whether or not accurate, regarding below investment-grade securities may depress prices and diminish liquidity for such securities.  The market for below investment-grade securities may be less active than the market for higher rated securities, which can adversely affect the price at which these securities may be sold. Less active markets may diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. In addition, the Fund may incur additional expenses if a holding defaults and the Fund has to seek recovery of its principal investment.  Below investment-grade securities may also present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security resulting in a decreased return for investors.

Illiquid and Restricted Securities Risk: Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days.  When investments cannot be sold readily at the desired time or price, the Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact the Fund’s returns. Illiquid investments also may be subject to valuation risk. Restricted securities (including Rule 144A securities) may be subject to legal restraints on resale and, therefore, are typically less liquid than other securities. The prices received from selling restricted securities in privately negotiated transactions may be less than those originally paid by the Fund. Investors in restricted securities may not benefit from the same investor protections as publicly traded securities.

Interest Rate Risk: Fixed income security prices generally rise when interest rates decline and decline when interest rates rise. The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. The longer the duration of a fixed income security, the more a change in interest rates affects the fixed income security’s price. Short-term and long-term interest rates may not move the same amount and may not move in the same direction.

Management Risk: The Fund’s ability to identify and invest in attractive opportunities is dependent upon the Adviser or Sub-Adviser, as applicable. If one or more key individuals leave, the Adviser or Sub-Adviser, as applicable, may not be able to hire qualified replacements or may require extended time to do so.  This situation could prevent the Fund from achieving its investment objectives. Funds’ portfolio managers use quantitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security.

Mid-Cap Company Risk: Investments in securities of midcap companies entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Model Risk: The model used by the Fund to determine or guide investment decisions may not achieve the objectives of the Fund. Additionally, the portfolio manager of the Fund is able to adjust the model or, under certain adverse conditions, to deviate from the model employed by the

Fund. Such adjustments or deviations may not achieve the objectives of the Fund and may produce lower returns and/or higher volatility compared to what the returns and volatility of the Fund would have been if the portfolio manager had not adjusted or deviated from the model.

Non-Diversification Risk: Due to the nature of the Fund’s investment strategy and its non-diversified status, it is possible that a material amount of the Fund’s portfolio could be invested in the securities of one or a few issuers. Investing a significant portion of the Fund’s portfolio in any one or a few issuers may result in the Fund’s shares being more sensitive to the economic results of those few issuers. The Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

Portfolio Turnover Risk: The Fund’s annual portfolio turnover rate may vary greatly from year to year. A high rate of portfolio turnover (i.e., 100% or more) will result in increased transaction costs for the Fund in the form of increased dealer spreads and brokerage commissions. Greater transaction costs may reduce Fund performance. High portfolio turnover also may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower the Fund’s after-tax performance.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities.  Despite gains in some markets after steep declines during certain periods of 2008-2009, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Short Sales Risk: Short sales by the Fund that are not made “against-the-box” (that is when the Fund has an offsetting long position in the asset that it is selling short) theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss.  Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. See “Taxation” below for special tax considerations associated with engaging in short sales.

Small-Cap Company Risk: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established companies. Smaller companies may have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than securities of larger, more established companies. In addition, smaller companies are typically subject to greater changes in earnings and business prospects than are larger companies.  Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks. Although investing in small-cap companies may offer potential for above-average returns, the companies may not succeed and their stock prices could decline significantly.  Investments in small-cap companies may also be subject to valuation risk.

Limited History of Operations Risk:  The New Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

FUND MANAGEMENT

Existing Fund

The Adviser

Highland Capital Management Fund Advisors, L.P. (formerly, Pyxis Capital, L.P.), 200 Crescent Court, Suite 700, Dallas, Texas 75201, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies, makes decisions with respect to, and places orders for all purchases and sales of, portfolio securities and maintains related records.

For the fiscal year ended September 30, 2013 the Adviser earned an aggregate fee of 1.80% ($178,794) of the Fund's average daily net assets for investment advisory services performed.

A discussion regarding the basis for the Board's approval of the Advisory Agreement is available in the Existing Fund's Annual Report to Shareholders dated September 30, 2012.

The Sub-Adviser

Anchor Capital Management Group, Inc., 15 Enterprise, Suite 450, Aliso Viejo, California 92656, is the investment sub-adviser of the New Fund.  The adviser has entered into sub-advisory agreements with Anchor (the “Anchor Sub-Advisory Agreement”) pursuant to which Anchor provides the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund, according to the Fund’s investment objective, polices, and restrictions, and conducting investment research subject to the authority of the Trust’s Board and supervision by the adviser.

For the fiscal year ended September 30, 2013 the Anchor earned an aggregate fee of 0.90% ($89,397) of the Fund's average daily net assets for investment sub-advisory services performed.

A discussion regarding the basis for the Board's approval of the Anchor Sub-Advisory Agreement is available in the Existing Fund's Semi-Annual Report to Shareholders dated September 30, 2012.

Portfolio Managers

Garrett Waters is a Partner and Chief Executive Officer with Anchor. He has served as a portfolio manager of Highland Alternative Income Fund since inception. Prior to joining Anchor, Mr. Waters started his investment career in the institutional investment management division at

J.P. Morgan Investment Management. He then went on to hold positions with Barclays Global Investors, Hollencrest Capital Management, and Pacific Financial Advisors. Mr. Waters is a graduate of Villanova University with a degree in business.

Eric Leake is a Partner and Chief Investment Officer of Anchor, where he has served as Chief Investment Officer and portfolio manager for Anchor’s separate accounts since 1996. He has been a portfolio manager of Highland Alpha Trend Strategies Fund and Highland Alternative Income Fund since inception. He is an active member of the Market Technicians Association (MTA), American Association of Professional Technical Analysts (AAPTA), and National Association of Active Investment Managers (NAAIM). Mr. Leake attended Azusa Pacific University from 1988 — 1992.

Management of Other Accounts

Garrett Watters and Eric Leake serve as the Co-Portfolio Managers responsible for the day-to-day investment management of the Existing Fund. This section includes information about the Portfolio Managers, including information about other accounts he manages, the dollar range of Fund shares he owns and how he is compensated.

As indicated in the chart below, the Portfolio Managers are responsible for the day-to-day management of other accounts in addition to the Existing Fund, as of September 30, 2013.  None of the accounts listed below are subject to a performance-based advisory fee.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Garrett Watters	2	$8.1 million	1	$1,382,356	127	$44,729,600
Eric Leake	2	$8.1 million	1	$1,382,356	127	$44,729,600

Potential Conflicts of Interest.  In the event that a portfolio manager manages "other accounts," it may give rise to potential conflicts of interest in connection with his management of the Existing Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Existing Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Existing Fund.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Managers' Compensation. For his services, the Portfolio Manager and Co-Portfolio Manager each receive a base salary from Anchor, based on assets under management in the Alternative Income Fund. Mr. Leake and Mr. Waters have ownership interests in Anchor and will participate in business profits accordingly. Currently no deferred compensation or retirement plans have been established, nor is there a bonus plan.

Disclosure of Securities Ownership.  The Existing Fund is required to show the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Existing Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of September 30, 2013, neither Portfolio Manager beneficially owned shares of the Existing Fund.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Existing Fund
Garrett Watters	$0
Eric Leake	$0

New Fund

The Investment Adviser

Genesis Capital LLC, located at 7191 Wagner Way NW, Suite 302, Gig Harbor, WA 98335, serves as the New Fund's investment adviser.  The adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The adviser is a Washington limited liability company formed in 2001.

Genesis has overall supervisory responsibilities for the general management and investment of the New Fund's securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.  The adviser's supervisory responsibilities include the following:

a)

setting the New Fund's overall investment objectives;

b)

evaluating, selecting and recommending sub-adviser to manage the New Fund's assets;

c)

monitoring and evaluating the performance of sub-adviser, including its compliance with the investment objectives, policies, and restrictions of the New Fund; and

d)

implementing procedures to ensure that the sub-advisers complies with the New Fund's investment objectives, polices and restrictions.

Genesis, subject to the review and approval of the Board of Trustees of NLFT, selects a sub-adviser for the New Fund and supervises and monitors the performance of the sub-adviser.  Genesis was granted an exemptive order (the "Order") from the SEC that permits Genesis, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  The Order also permits Genesis, subject to the approval of the Board of Trustees, to replace sub-advisers or amend sub-advisory agreements, including fees, without shareholder approval whenever the adviser and the Trustees believe such action will benefit the New Fund and its shareholders.  Unlike with the Existing Fund, Genesis will limit the expenses of the New Fund.

The New Fund pays Genesis a management fee equal to 1.65% of the Fund’s average daily net assets for its services as adviser.  Genesis pays a sub-advisory fee equal to 0.825% of the Fund’s average daily net assets to Anchor for its services as sub-adviser.

The Sub-Adviser

Anchor Capital Management Group, L.P., current sub-adviser to the Highland Alternative Income Fund, will serve as the sub-adviser to the New Fund. Information regarding Anchor is provided above under the heading "Fund Management – Existing Fund."

Sub-Adviser Portfolio Managers

Garrett Watters and Eric Leake will be responsible for the day-to-day management of the New Fund's portfolio.  They will be responsible for the management of the New Fund at its inception.  Information regarding Anchor is provided above under the heading "Fund Management – Existing Fund- Portfolio Managers."

Disclosure of Securities Ownership.  Because the New Fund has not yet commenced operations, the Portfolio Managers do not own any shares of the New Fund.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the form of Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that the Existing Fund will transfer all of its assets and liabilities to the New Fund.  In exchange for the transfer of these assets and liabilities, the New Fund will simultaneously issue shares to the Existing Fund in an amount equal in value to the net asset value of the Existing Fund's shares.  Shares of the New Fund are shares of beneficial interest without par value, issued in load-waived Investor Class shares, in the New Fund series of the Northern Lights Fund Trust under its Agreement and Declaration of Trust and By-Laws.  Under the Agreement and Declaration of Trust and By-Laws, Northern Lights Fund Trust may issue an indefinite number of shares of beneficial interest for each class of shares of the New Fund.  By class, each share of the New Fund represents an equal proportionate interest with other shares of the New Fund.  Each share, by class, has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the New Fund as authorized by the Board of Trustees with respect to each class. Shares of the New Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the New Fund received by each shareholder of the Existing Fund in the Reorganization will be issued at NAV without a sales charge, will be fully paid and non-assessable.  Shares have no subscription or preemptive rights.  In the event of a liquidation or dissolution of NLFT or the New Fund, shareholders of the New Fund are entitled to receive the assets available for distribution belonging to that class of shares of the New Fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets, if any, not belonging to any particular fund which are available for distribution.

Immediately after the transfer of the Existing Fund's assets and liabilities, the Existing Fund will make a liquidating distribution pro rata to its shareholders of record of all the New Fund shares received, so that a holder of shares in the Existing Fund at the Closing Date of the Reorganization will receive a number of shares of the New Fund with the same aggregate value as the shareholder had in the Existing Fund immediately before the Reorganization.  Such distribution will be accomplished by the transfer of New Fund shares credited to the account of the Existing Fund on the books of the New Fund's transfer agent.  Each account will represent the respective pro rata number of full and fractional shares of the New Fund shares due to the shareholders of the Existing Fund.  Class A, C, R and Y shareholders of the Existing Fund will receive load-waived Investor Class shares of the New Fund.  All issued and outstanding shares of the Existing Fund will simultaneously be canceled on the books of the Existing Fund.

The New Fund does not currently issue certificates to shareholders.  The Existing Fund shareholder will have the right to receive any unpaid dividends or other distributions that were declared by the Existing Fund with respect to shares held on January 17, 2014 (the "Closing Date").  No shares of the New Fund to be issued will have preemptive or conversion rights.  No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Existing Fund shareholders.  The Existing Fund will then be liquidated and terminated.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties.  The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by the shareholders of the Existing Fund; (ii) the receipt by Highland Funds II and NLFT of a tax opinion to the effect that the Reorganization will be tax-free to the Existing Fund and its shareholders; (iii) an undertaking from the Northern Lights Fund Trust Board of Trustees that for a period of no less than 3 years following the closing of the Reorganization it will be composed of at least 75% of persons who are not interested persons of Genesis or Anchor; and (iv) an undertaking from the Northern Lights Fund Trust Board of Trustees that it will assure that the New Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization.  The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Closing Date of the Reorganization, the Board of Trustees of Highland Funds II determines that the consummation of the transactions contemplated by the Reorganization Agreements are not in the best interest of the Existing Fund's shareholders.

If shareholders of the Existing Fund approve the proposed Reorganization, an investment advisory agreement between the Fund and Highland and an investment sub-advisory agreement between Highland, Anchor and the Fund (which has been approved by the Board of NLFT) will take effect. If shareholders of the Existing Fund do not vote to approve the Reorganization, however, the Trustees of Highland Funds II may consider possible alternative arrangements in the best interests of the Existing Fund and its shareholders, including liquidation of the Existing Fund.

Costs of Reorganization

The Existing Fund will not pay any costs related to the Reorganization.  The costs of proxy solicitation; proxy printing, postage and processing; legal review by legal counsel to Highland Funds II of documents related to the Reorganization; fund start-up costs; conversion fees; the cost of preparing the Reorganization Agreement and the proxy statement on Form N-14, including the delivery of a tax opinion by legal counsel (Thompson Hine LLP) and any other Reorganization costs will be borne by Genesis Capital and/or Anchor Capital Management Group, Inc.

Federal Income Taxes

The combination of the Existing Fund and the New Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").  If so, neither Highland Funds II nor its shareholders will recognize gain or loss as a result of the Reorganization.  The tax basis of the New Fund shares received will be the same as the basis of the Existing Fund shares exchanged and the holding period of the New Fund shares received will include the holding period of the Existing Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization.  As a condition to the closing of the Reorganization, Highland Funds II and NLFT will receive an opinion from counsel (Thompson Hine LLP) to that effect.  No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested.  The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.  Nevertheless, the sale of securities by the Existing Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization.  Prior to the closing of the Reorganization, the Existing Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings.  This distribution would be taxable to shareholders that are subject to tax.  Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of November 15, 2013, the Existing Fund had unutilized federal tax short-term capital loss carryforwards of $745,434, which may be carried forward indefinitely.

The final amount of unutilized capital loss carryover for the Existing Fund is subject to change and will not be determined until the time of the Reorganization.  After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the New Fund.  The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of shareholders.

Capitalization

The following table sets forth, as of November 12, 2013: (i) the audited capitalization of each class of shares of the Existing Fund (ii) the hypothetical unaudited pro-forma capitalization of the New Fund, and (iii) the unaudited pro-forma combined capitalization of the New Fund assuming the Reorganization has been approved.  If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Existing Fund and changes in NAV.

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Existing Fund Total
Class A Shares	1,680,831.37	-	1,680,831.37	9.12	184,261.88
Class C Shares	115,041.43	-	115,041.43	9.13	12,598.20
Class R Shares	1,133,087.71	-	1,133,087.71	9.13	124,155.43

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Class Y Shares	3,871,514.00	-	3,871,514.00	9.13	424,165.93
New Fund Proforma Investor Class	6,800,474.51	-	6,800,474.51	9.13	745,181.44
Adjustment for Shares Outstanding	-	-	-	-	-
Combined Fund Proforma	6,800,474.51	-	6,800,474.51	9.13	745,181.44

* Results may vary due to rounding

REASONS FOR THE REORGANIZATION

At a meeting held on November 21, 2013, the Board of Trustees of Highland Funds II approved the proposed Reorganization.  At this meeting, representatives of the Adviser provided, and the Board of Trustees reviewed, detailed information about the proposed Reorganization.  The representatives provided information to the Board of Trustees concerning: (i) the specific terms of the Reorganization, including information regarding comparative expense ratios; (ii) the proposed plans for ongoing management, distribution and operation of the Existing Fund and the New Fund; and (iii) the impact of the Reorganization on the Existing Fund and its shareholders.

Before approving the Reorganization, the Board of Trustees examined all factors that it considered relevant.  In connection with its deliberations, the Board of Trustees inquired into a number of matters and considered a variety of factors related to the proposed Reorganization, including, but not limited to the following:  (1) the terms and conditions of the Agreement and Plan of Reorganization; (2) the best interests of the shareholders of the Existing Fund; (3) that the Existing Fund shareholder interests would not be diluted as a result of the proposed Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the proposed Reorganization); (4) the expected federal income tax consequences of the proposed Reorganization (the proposed Reorganization is structured to qualify as a tax-free exchange); (5) that the costs of the proposed Reorganization are to be borne by Genesis Capital or Anchor Capital Management Group, Inc., and not by either the Existing Fund or New Fund; (6) the transaction-related expenses in connection with the Reorganization (i.e., the potential cost of repositioning the Existing Fund’s portfolio, which is not expected to be material); (7) the performance history and continuing portfolio management of the Existing Fund’s sub-adviser, who will also serve as the sub-adviser to the New Fund pursuant to a sub-advisory agreement between Genesis Capital and Anchor on behalf of the New Fund; (8) the respective management fees and operating expenses of the Existing Fund and the New Fund, which will generally be lower for the New Fund, except that the Existing Fund’s Class Y shareholders will pay higher distribution and service (12b-1) fees as shareholders of the New Fund, and Genesis’s contractual agreement to waive fees and absorb certain expenses of the New Fund through January 20, 2015; (9) the future prospects for the Existing Fund and alternatives to the Reorganization, including potential liquidation of the Existing Fund if the Reorganization is not approved by shareholders; and (10) that the Reorganization would not impose an unfair burden on such shareholders presently, or as shareholders of the New Fund.

Based on the foregoing considerations, the Board of Trustees determined that the Reorganization is in the best interests of the Existing Fund's shareholders.  On the basis of the information provided to the Board of Trustees and its evaluation of that information, the Board recommends that the shareholders of the Existing Fund vote "For" this proposal to approve the Reorganization.

SHAREHOLDER RIGHTS

General Shareholder Rights

Existing Fund

General. The Existing Fund is a series of Highland Funds II.  Highland Funds II is an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Declaration of Trust dated August 10, 1992, as amended from time to time.  Highland Funds II also is governed by its By-laws and by applicable Massachusetts law.

Shares.  Highland Funds II is authorized to issue an unlimited number of shares of beneficial interest without any par value.  Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by Highland Funds II.

Voting Requirements. Holders of shares of the Existing Fund are entitled to one vote for each full share held and fractional votes for fractional shares.  On any matter submitted to a vote of the Shareholders, all Shares shall be voted by individual Series or Class, except (a) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series or Class, and (b) when the Trustees have determined that the matter affects the interests of more than one Series or Class, then the Shareholders of all such Series or Classes shall be entitled to vote together thereon.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances.  The Shareholders shall have power to vote only with respect to (a) the election of Trustees as provided in the Section 2.12; (b) the removal of Trustees as provided in Section 2.13; (c) any investment advisory or management contract entered into pursuant to Section 3.2, unless a shareholder vote is not required pursuant to the provisions of the 1940 Act or any rule, regulation or order of the Commission thereunder; (d) any termination of Highland Funds II to the extent and as provided in Section 8.2; (e) the amendment of this Declaration to the extent and as provided in Section 8.3; and (f) such additional matters relating to Highland Funds II as may be required or authorized by law, this Declaration, or the By-laws or any registration of Highland Funds II with the Commission or as The Trustees may consider desirable.  Meetings of Shareholders shall be called and notice thereof and record dates therefor shall be given and set as provided in the By-laws.

Election and Term of Trustees.  Highland Funds II's affairs are supervised by The Trustees under the laws governing statutory trusts in The Commonwealth of Massachusetts.  A plurality of the Outstanding Shares voting at a Shareholders' meeting in person or by proxy shall elect a Trustee.  Each Trustee shall hold office until such time as less than a majority of the Trustees holding office have been elected by Shareholders; except that a Trustee may vacate his office by death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.  A Trustee may be removed (provided the aggregate number of Trustees after such removal shall not be less than one) with cause, by the action of a majority of the remaining Trustees or by action of a majority of the outstanding shares of beneficial interest of the Trust at a meeting duly called by the shareholders for such purpose.

Shareholder Liability.  No Shareholder shall be subject to any personal liability whatsoever to any person in connection with Highland Funds II property or the acts, obligations or affairs of Highland Funds II.

Liability of Trustees. No Trustee, officer, employee or agent of Highland Funds II shall be subject to any personal liability whatsoever to any person, other than to Highland Funds II or its shareholders, in connection with Highland Funds II property or the affairs of Highland Funds II, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such person; and all such persons shall look solely to the Highland Funds II property, or to the property of one or more specific series of Highland Funds II if the claim arises from the conduct of such Trustee, officer, employee or agent with respect to only such Series, for satisfaction of claims of any nature arising in connection with the affairs of Highland Funds II. If any shareholder, Trustee, officer, employee, or agent, as such, of Highland Funds II, is made a party to any suit or proceeding to enforce any such liability of Highland Funds II, he shall not, on account thereof, be held to any personal liability. Highland Funds II shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder out of Highland Funds II property for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more series whose shares were held by said shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder.

Reorganization. Highland Funds II or any series thereof may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of Highland Funds II property or Highland Funds II property allocated or belonging to such series, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of shareholders called for the purpose by the affirmative vote of the holders of a majority of the shares of Highland Funds II or such series outstanding and entitled to vote, or by an instrument or instruments in writing without a meeting, consented to by the holders of a majority of the shares of Highland Funds II or such series, provided, however, that any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to Massachusetts law.

New Fund

General. The New Fund is a series of NLFT.  NLFT was established as a statutory trust under Delaware law by an Agreement and Declaration of Trust dated January 19, 2005.  NLFT is governed by its By-Laws and by applicable Delaware law.

Shares.  NLFT is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares.  The shares of each NLFT mutual fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. All shares of NLFT entitled to vote on a matter shall vote on the matter, separately by series and, if applicable, by class, subject to: (1) where the 1940 Act requires all shares of NLFT to be voted in the aggregate without differentiation between the separate Series or classes, then all of NLFT’s shares shall vote in the aggregate; and (2) if any matter affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. Meetings of the shareholders may be held within or outside the State of Delaware.  Meetings of the shareholders of NLFT or a series may be called by the Board of Trustees, Chairman of the Board or the President of NLFT for any lawful purpose, including the purpose of electing Trustees as provided in Article IV, Section 1 of the Declaration of Trust.  Special meetings of the shareholders of NLFT or any series shall be called by the Board of Trustees, Chairman or President upon the written request of shareholders owning the requisite percentage amount of the outstanding Shares entitled to vote specified in the By-Laws.  Whenever ten or more shareholders meeting the qualifications set forth in Section 16(c) of the 1940 Act, as the same may be amended from time to time, seek the opportunity of furnishing materials to the other shareholders with a view to obtaining signatures on such a request for a meeting, the Trustees shall comply with the provisions of said Section 16(c) with respect to providing such shareholders access to the list of the shareholders of record of the Trust or the mailing of such materials to such Shareholders of record, subject to any rights provided to the Trust or any Trustees provided by said Section 16(c). Shareholders shall be entitled to at least fifteen (15) days’ notice of any meeting.

Election and Term of Trustees.  The number of Trustees constituting the Board of Trustees may be fixed from time to time by a written instrument signed, or by resolution approved at a duly constituted meeting, by a majority of the Board of Trustees, provided, however, that the number of Trustees shall in no event be less than one (1) nor more than fifteen (15).  The initial Trustee shall be the person named herein.  The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees or remove any Trustee with or without cause.  The shareholders may elect Trustees, including filling any vacancies in the Board of Trustees, at any meeting of shareholders called by the Board of Trustees for that purpose.  A meeting of Shareholders for the purpose of electing one or more Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders.  Shareholders shall have the power to remove a Trustee only to the extent provided by the 1940 Act and the rules and regulations thereunder.

Shareholder Liability.  Pursuant to NLFT's Agreement and Declaration of Trust, shareholders of series of NLFT are not personally liable for the acts, omissions or obligations of NLFT or the Trustees.

Liability of Trustees. To the fullest extent that limitations on the liability of Trustees and officers are permitted by Delaware law, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of NLFT; any investment adviser or principal underwriter of NLFT; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  NLFT; out of NLFT property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of NLFT.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of NLFT whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to NLFT or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Reorganization. A majority of the Board of Trustees may cause NLFT to sell, convey and transfer all or substantially all of the assets of NLFT, or all or substantially all of the assets associated with any one or more series, to another trust, business trust, partnership, limited partnership, limited liability company, association or corporation organized under the laws of any state, or to one or more separate series thereof, or to NLFT to be held as assets associated with one or more other series of the trust, in exchange for cash, shares or other securities (including, without limitation, in the case of a transfer to another series of the trust, shares of such other series) with such transfer either (a) being made subject to, or with the assumption by the transferee of, the liabilities associated with each series the assets of which are so transferred, or (b) not being made subject to, or not with the assumption of, such liabilities; provided, however, that, if required by the 1940 Act, no assets associated with any particular series shall be so sold, conveyed or transferred unless the terms of such transaction shall first have been approved at a meeting called for that purpose by the “vote of a majority of the outstanding voting securities,” as such phrase is defined in the 1940 Act, of that series.  Following such sale, conveyance and transfer, the Board of Trustees shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities associated with and any other differences among the various series the assets associated with which have so been sold, conveyed and transferred) ratably among the shareholders of the series the assets associated with which have been so sold, conveyed and transferred (giving due effect to the differences among the various classes within each such Series); and if all of the assets of NLFT have been so sold, conveyed and transferred, NLFT shall be dissolved.

Comparison of Shareholder Rights

The foregoing is only a summary of certain rights of shareholders of the Existing Fund and NLFT mutual funds under their respective Trust's governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources.  Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

We do not believe there are any material differences in shareholder rights between the Existing Fund and the New Fund.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders.  This summary is based on current tax laws, which may change.  This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION – Federal Income Taxes.

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, the Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code.  While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized capital gains to the shareholders, it is expected that the Funds will not be required to pay any federal income taxes on the amounts distributed to shareholders.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually.  The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation.  Distributions received from the Fund may be taxable whether or not shareholders reinvest them.

Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

To the extent that underlying income of the Fund consists of qualified dividend income, income distributions received by individual shareholders of the Fund may be subject to federal income tax at the individual shareholder’s applicable tax rate for long-term capital gains.  To the extent that income distributions received by corporate shareholders of the Fund consist of dividends, the corporate shareholders may qualify for a dividends received deduction.  Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

Each sale or exchange of Fund shares may be a taxable event.  For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale.  You will receive an annual statement outlining the tax status of your distributions.  You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received.  Shareholders should consult their tax adviser regarding the rules governing their own retirement plan.

INFORMATION ABOUT THE EXISTING FUND AND NEW FUND

Information concerning the operation and management of the New Fund can be found in the Fund's Prospectus.  Additional information about the New Fund is included in the Statement of Additional Information for NLFT.  Both the Prospectus and Statement of Additional Information are available upon request and without charge by calling the Existing Fund at 1-855-282-1100.

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus for Highland Funds II dated February 1, 2013, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  A Statement of Additional Information for Highland Funds II dated February 1, 2013, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus.  Copies of the prospectus and Statement of Additional Information for the Existing Fund are available upon request and without charge by calling toll-free 1-877-665-1287.

Highland Funds II and NLFT are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by Highland Funds II and NLFT may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604;

Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

Financial Statements.  The financial statements of the Existing Fund for the fiscal year ended September 30, 2013 have been audited by KPMG LLP, located at Two Financial Center, 60 South Street, Boston, MA 02111, its independent registered public accounting firm, and are contained in the Annual Report to shareholders.  The financial statements for the Existing Fund for the period ended March 31, 2013 are contained in the Semi-Annual Report to shareholders.  These financial statements are not audited.  Highland Funds II will furnish, without charge, a copy of the Annual Report and the Semi-Annual Report upon request.  Requests should be made by calling toll-free 1-877-665-1287 or by visiting www.highlandfunds.com.  The Annual Reports for the Existing Fund also are available on the SEC's website at www.sec.gov.  The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the Existing Fund contained in the Annual Report for the fiscal year ended September 30, 2013 are attached as Exhibit B.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of Highland Funds II in connection with the Special Meeting to be held on January 16, 2014 at 8:00 a.m. Central time at 300 Crescent Court,  Suite 700, Dallas, Texas 75201, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Existing Fund on or about January 26, 2013.  It is expected that the solicitation of proxies will be by mail.

The Board of Trustees of Highland Funds II has fixed the close of business on November 14, 2013 as the record date (the "Record Date") for determining the shareholders of the Existing Fund entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Voting Rights and Required Vote

Each shareholder of the Existing Fund is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of 30% of the outstanding shares of the Existing Fund entitled to vote at the Special Meeting, present in person or by proxy, shall constitute a quorum, however, approval of the Reorganization requires the affirmative vote of the majority of outstanding shares.  The term "majority of the outstanding shares" means the vote of more than 50% of the Fund's outstanding shares, in person or by proxy.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned but are not marked with voting instructions will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of Highland Funds II at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).  Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  In order to prevent this result, Highland Funds II may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  Highland Funds II also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Existing Fund do not vote to approve the Reorganization, the Trustees of Highland Funds II may consider possible alternative arrangements in the best interests of the Existing Fund and its Shareholders, including liquidation of the Existing Fund.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

A shareholder of the Existing Fund who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust of Highland Funds II to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the New Fund that they receive in the transaction at their then-current net asset value.  Shares of the Existing Fund may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Existing Fund may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Highland Funds II does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Highland Funds II at the address set forth on the cover of this Proxy Statement/Prospectus so that they will be received by Highland Funds II in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.  Please advise Highland Funds II whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

Record Date and Outstanding Shares

Only shareholders of record of the Existing Fund at the close of business on November 14, 2013, (the "Record Date") are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  Shareholders will be entitled to cast one vote for each full share and a fractional vote for each fractional share of the Existing Fund that they hold as of the Record Date.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Existing Fund:

Fund	Number of Shares
Existing Fund Class A	184,261.8770
Existing Fund Class C	12,598.2000
Existing Fund Class R	124,155.4270
Existing Fund Class Y	424,165.9270

The votes of the shareholders of the New Fund are not being solicited, because their approval or consent is not necessary for the approval of the Reorganization.  At the close of business on the Record Date there were no New Fund shares.

Security Ownership of Certain Beneficial Owners and Management

As of the Record Date, the officers and Trustees of Highland Funds II, as a group, beneficially owned less than 1% of the outstanding shares of Existing Fund.  As of the Record Date, the New Fund had no shares outstanding.

A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a series or acknowledges the existence of such control may be presumed to control the Fund.  A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or terms of the investment advisory agreement with the Adviser. As of October 28, 2013, the only persons known by the Funds to own of record, or beneficially 25% or more of the outstanding shares of the Funds were as follows:

Name and Address of Record Owner	Percent of Shares Held (%)
NFS LLC FEBO FM CO CUST IRA FBO ROBERT L. DIAMOND 1600 S BEACON BLVD, STE 200 GRAND HAVEN, MI 49417-2654	71.71%

As of October 28, 2013, to the knowledge of the Trustees and management of Highland Funds II, other than as set forth below, no person owned beneficially or of record more than 5% of the outstanding shares of the Existing Fund.  Shareholders indicated below holding greater than 25% of the Fund may be "controlling persons" under the 1940 Act.

Existing Fund Class A

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
NFS LLC FEBO CAROL J ROTTMAN TTEE FRANCIS M ROTTMAN ESTATE ADMIN 11300 HART ST NE GREENVILLE, MI 48838	Record	47,291.05	25.48%	6.30%
NFS LLC FEBO ROTTMAN FAM CHARITABLE FOUNDAT 11300 HART ST NE GREENVILLE, MI 48838	Record	16,361.45	8.82%	2.18%
NFS LLC FEBO DR AMR AREF TTEE RADIATION ONCOLOGY SPECIALISTS PFT SHG PL 7203 CAMDEN CT BLOOMFIELD, MI 48301-3615	Record	16,068.45	8.66%	2.14%

NFS LLC FEBO FMT CO CUST IRA FBO ROBERT L DIAMOND 1600 S BEACON BLVD STE 200 GRAND HAVEN, MI 49417-2654	Record	14,084.31	7.59%	1.88%
CHARLES SCHWAB & CO INC CUST ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4151	Record	11,278.98	6.08%	1.50%

Existing Fund Class C

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
PYXIS CAPITAL LP 200 CRESCENT CT STE 700 DALLAS, TX 75201-2116	Record	1,069.55	8.51%	0.14%
PERSHING LLC PO BOX 2052 JERSEY CITY, NJ 07303-2052	Record	10,969.66	87.27%	1.46%

Existing Fund Class R

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
TRUST COMPANY OF AMERICA PO BOX 6503 ENGLEWOOD, CO 80155-6503	Record	86,751.24	69.92%	11.57%
NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO REAGAN MARTIN 11322 VISTA DEL LAGO SANTA ANA, CA 92705-2582	Record	29,195.19	28.53%	3.89%

Existing Fund Class Y

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class	Percentage Ownership of Fund
NFS LLC FEBO CLIFFORD K & BONNIE STEELE TTE 331 W PASEO DE CRISTOBAL SAN CLEMENTE, CA 92672-5430		215,534.47	50.38%	28.73%
LPL FINANCIAL FBO CUSTOMER ACCOUNTS PO BOX 509046 SAN DIEGO, CA 92150-9046		21,621.59	5.05%	2.88%
NFS LLC FEBO MAGNUS F HAGEN LIFETIME TR KATHERINE ORDONA SZEM TTEE 31103 RANCHO VIEJO RD # D-2206 SAN JUAN CAPO, CA 92675-1759		54,407.31	12.72%	7.25%
TRUST COMPANY OF AMERICA PO BOX 6053 ENGLEWOOD, CO 80155		27,280.64	6.38%	3.64%

OTHER BUSINESS

The Board of Trustees of Highland Funds II knows of no other business to be brought before the Special Meeting.  However, if any other matters come before the Special Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to Highland Funds II by calling 1-877-665-1287.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL.  INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

Ethan Powell

Executive Vice President and Secretary

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 22nd day of November, 2013, by and between Highland Alternative Income Fund (the "Existing Fund" or the "Transferring Fund"), a series of Highland Funds II, and the Anchor Alternative Income Fund (the "Acquiring Fund"), a series of Northern Lights Fund Trust ("NLFT").  Highland Funds II is a Massachusetts unincorporated business trust, with its principal place of business at 200 Crescent Court, Suite 700, Dallas, Texas 75201.  NLFT is a Delaware statutory trust, with its principal place of business at 17605 Wright Street, Omaha, NE 68130.

The reorganization will consist of (i) the transfer of all of the assets net of liabilities of the Transferring Fund in exchange solely for shares of beneficial interest, without par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Transferring Fund; and (iii) the distribution of Acquiring Fund Shares to the Transferring Fund shareholders in liquidation of the Transferring Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization").

WHEREAS, the Transferring Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Transferring Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Transferring Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of Highland Funds II, including a majority of the Trustees who are not "interested persons" as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Trustees"), has determined that the transactions contemplated herein will be in the best interests of the Transferring Fund and has further determined that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the transactions contemplated herein;

WHEREAS, the Board of Trustees of NLFT, including a majority of the Independent Trustees, has determined that the transactions contemplated herein will be in the best interests of the Acquiring Fund and has further determined that the interests of the existing shareholders of the Acquiring Fund will not be diluted nor will they suffer an unfair burden as a result of the transactions contemplated herein;

NOW, THEREFORE, in consideration of the representations, warranties and agreements hereinafter set forth, the parties hereto agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TRANSFERRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF TRANSFERRING FUND'S LIABILITIES

1.1

THE EXCHANGE.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Transferring Fund agrees to transfer all of the Transferring Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Transferring Fund's assets (i) to deliver to the Transferring Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Transferring Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2

ASSETS TO BE ACQUIRED.  The assets of the Transferring Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of the Transferring Fund on the Closing Date.

The Transferring Fund has provided the Acquiring Fund with its most recent audited statement of investments, statement of assets and liabilities, statement of operations and statement of changes in net assets, which contain a list of all of the Transferring Fund's assets as of the date thereof.  The Transferring Fund hereby represents that as of the date of the execution of this Agreement there have been no material changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.  The Transferring Fund reserves the right to sell any of such securities, or purchase additional securities in the ordinary course of business.

The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Transferring Fund with a list of the securities, if any, on the Transferring Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objective, policies, and restrictions.  The Transferring Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of portfolio securities and other investments.  In the event that a Transferring Fund holds any investments that the Acquiring Fund may not hold, the parties agree to discuss such investments in order to mutually determine, in good faith, whether such investments should be sold prior to the Closing Date. In addition, if it is determined that the Transferring Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the parties agree to discuss such investments in order to mutually determine, in good faith, which investments should be sold to avoid exceeding such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Transferring Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of Highland Funds II's Board of Trustees on behalf of the Transferring Fund or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Transferring Fund.

A-2

1.3

LIABILITIES TO BE ASSUMED.  The Transferring Fund will endeavor to discharge to the extent possible, all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Transferring Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

1.4

OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the combined registration and proxy statement on Form N-14 (the " Proxy Statement/Prospectus") which will have been distributed to shareholders of the Transferring Fund as described in paragraph 4.1(o).

1.5

TRANSFER TAXES.  Transferring Fund Shareholders shall pay any transfer taxes payable upon the issuance of Acquiring Fund shares.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund shares are to be issued and transferred.

1.6

REPORTING RESPONSIBILITY.  Any regulatory reporting responsibility of the Transferring Fund is and shall remain the responsibility of the Transferring Fund up to and including the Closing Date.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS.  The value of the Transferring Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the Valuation Date (as defined in paragraph 2.5), using the valuation procedures set forth in Highland Funds II's Agreement and Declaration of Trust and the Transferring Fund's then current prospectus and statement of additional information or such other valuation procedures as may be mutually agreed upon by the parties.

2.2

VALUATION OF SHARES.  For purposes of the Reorganization, the net asset value per share of the Acquiring Fund Shares shall be equal to the Transferring Fund's aggregate net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date.

2.3

SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund shares to be issued in exchange for the Transferring Fund's assets shall be equal to the number of full and fractional Transferring Fund shares issued and outstanding on the Valuation Date adjusted by differences in net asset value per share between the Transferring Fund and the Acquiring Fund.  Each Transferring Fund shareholder will receive load-waived Investor Class shares of the New Fund.

2.4

DETERMINATION OF VALUE.  All computations of value shall be made by State Street Corporation, the Transferring Fund's accounting agent, in accordance with its regular practice in pricing the shares and assets of the Transferring Fund and confirmed by Gemini Fund Services, LLC, the Acquiring Fund's accounting agent.

2.5

VALUATION DATE.  The Valuation Date shall be the business day preceding the Closing Date, or such earlier or later day as may be mutually agreed upon in writing by the parties.

A-3

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE. The Parties shall make respective best efforts to close the Reorganization (the "Closing") on or before January 17, 2014 (the "Closing Date"), unless the parties agree in writing otherwise.  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 5:00 p.m. Eastern time at 80 Arkay Drive, Hauppauge, NY 11788, or at such other time and/or place as the parties may agree.

3.2

EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Transferring Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Transferring Fund is impracticable as mutually determined by the parties, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3

TRANSFER AGENT'S CERTIFICATE.  Highland Funds II shall instruct its transfer agent, Boston Financial Data Services, Inc., to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Transferring Fund shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder as of the Valuation Date. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of Highland Funds II a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date or provide evidence satisfactory to Highland Funds II that such Acquiring Fund shares have been credited to the Transferring Fund's account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated in Article I.  At the time of Closing, the Transferring Fund will notify the Acquiring Fund of any changes since the time of the Valuation Date that may materially or otherwise impact the Reorganization and/or the Existing Fund or Acquiring Fund.

3.4

CUSTODIAN'S CERTIFICATE.  Highland Funds II shall instruct its custodian, State Street Bank and Trust Company, to deliver at the Closing a certificate of an authorized officer stating that: (a) the Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.  The Transferring Fund's portfolio securities represented by a certificate or other written instrument shall be presented by Boston Financial Data Services, Inc. to the custodian for the Acquiring Fund, US Bank, N.A., for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Transferring Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances, and claims whatsoever, in accordance with the custom of brokers.  The Transferring Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted

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counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants.  The cash to be transferred by the Transferring Fund shall be transferred and delivered by the Transferring Fund as of the Closing Date for the account of the Acquiring Fund.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

REPRESENTATIONS OF THE TRANSFERRING FUND.  The Transferring Fund represents and warrants to NLFT and the Acquiring Fund as follows:

(a)

The Transferring Fund is a separate investment series of Highland Funds II, a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b)

The Transferring Fund is a separate investment series of Highland II, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act, is in full force and effect.

(c)

As of the effective date of the Proxy Statement/Prospectus, the current prospectus and Statement of Additional Information of the Transferring Fund, to the extent incorporated by reference in the Proxy Statement/Prospectus, conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)

The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of Highland Funds II's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e)

The Transferring Fund has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) that if terminated may result in material liability to it or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Transferring Fund.

(f)

No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings, and to the knowledge of the Transferring Fund, it is not a party to or subject to the provisions of any order, decree, or judgment of any court or

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governmental body that materially and adversely affects its business or ability to consummate the transactions herein contemplated.

(g)

At the Closing Date, all audited financial statements of the Transferring Fund at State Street Corporation are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Transferring Fund as of such date, and there are no known contingent liabilities of the Transferring Fund as of such date not disclosed therein.

(h)

Since the last day of the Transferring Fund’s most recently completed fiscal year, September 30, 2013, there has not been any material adverse change in the Transferring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business.

(i)

At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof.  To the best of the Transferring Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, and no assessment has been asserted with respect to such returns.

(j)

For each fiscal year of its operation, the Transferring Fund has met the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") for qualification and treatment as a regulated investment company and has distributed in each such year all investment company taxable income and net capital gains as defined in the Code and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income for the period ending on the Closing Date.  The Transferring Fund will continue to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company through the Closing Date.

(k)

All issued and outstanding shares of the Transferring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the most recent Transferring Fund prospectus) by the Transferring Fund.  All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3.  The Transferring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund's shares, nor is there outstanding any security convertible into any of each of the Transferring Fund's shares.

(l)

At the Closing Date, the Transferring Fund or its nominee will have good and marketable title to the Transferring Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions

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as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(m)

The execution, delivery, and performance of this Agreement has been duly authorized by the Trustees of the Transferring Fund and, subject to approval by the required majority of the Transferring Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(n)

The information furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(o)

The Proxy Statement/Prospectus complies in all material respects with the Securities Exchange Act of 1934 (the "1934 Act") and (only as it relates to the Transferring Fund) shall be accurate and complete in all material respects.

(p)

The Transferring Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a Proxy Statement/Prospectus in compliance with the 1933 and 1934 Acts in connection with the meeting of the shareholders of the Transferring Fund to approve this Agreement and the transactions contemplated hereby. The Proxy Statement/Prospectus (only insofar as it relates to the Transferring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q)

The Board of Trustees of the Transferring Fund has concluded that the Existing Fund and its shareholders will not suffer any unfair burden as a result of the Reorganization.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to Highland Funds II and the Transferring Fund as follows:

(a)

The Acquiring Fund is a separate investment series of NLFT, a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)

The Acquiring Fund is a separate investment series of NLFT, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect.

(c)

The prospectus and statement of additional information, as of the Closing Date, of the Acquiring Fund will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund’s prospectus or in the registration statement of which it is a part.

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(d)

The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of NLFT's Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)

Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against NLFT or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  NLFT knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(f)

At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date, if any, shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(g)

The Acquiring Fund has not commenced operation; however, the Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for the fiscal year in which the Reorganization occurs and intends to continue to meet all the requirements for that qualification and intends to distribute in each fiscal year all investment company taxable income and net capital gains.

(h)

The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(i)

The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of NLFT, and this Agreement constitutes a valid and binding obligation of NLFT enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(j)

The Acquiring Fund Shares to be issued and delivered to the Transferring Fund, for the account of the Transferring Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(k)

The information furnished by NLFT for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

(l)

The Acquiring Fund has provided the Transferring Fund with information reasonably necessary for the preparation of a Registration/Proxy Statement in compliance with the

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1933 and 1934 Acts in connection with the meeting of the shareholders of the Transferring Fund to approve this Agreement and the transactions contemplated hereby. The Registration/Proxy Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(m)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n)

NLFT has filed a post-effective amendment to its registration statement on Form N-1 A, with the Commission, for the purpose of registering the Acquiring Fund as a series of NLFT.  The post-effective amendment will be effective on or before the Closing Date.

(o)

The Acquiring Fund Board of Trustees will, for a period of no less than 3 years following the closing of the Reorganization, be composed of at least 75% of persons who are not interested persons of Anchor Capital Management Group, Inc. or Genesis Capital LLC.

(p)

The Acquiring Fund Board of Trustees will assure that the Acquiring Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization.

(q)

On the Closing Date, the Acquiring Fund will have good and marketable title to its assets.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE TRANSFERRING FUND

5.1

OPERATION IN ORDINARY COURSE.  The Transferring Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include shareholder purchases and the distribution of customary dividends, distributions, and redemptions.  The Acquiring Fund will not commence operation until the Closing Date.

5.2

APPROVAL BY SHAREHOLDERS.  Highland Funds II will call a meeting of the shareholders of the Transferring Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Transferring Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Transferring Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund's shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, NLFT and the Transferring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things

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reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFERRING FUND

The obligations of the Transferring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1

All representations and warranties of NLFT contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, and the Acquiring Fund shall have delivered to the Transferring Fund a certificate executed in its name by NLFT's President or Vice President, in form and substance reasonably satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.  The Transferring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Acquiring Fund approving this Agreement and the transactions contemplated herein.

6.2

With respect to the Acquiring Fund, Highland Funds II shall have received on the Closing Date an opinion from Thompson Hine LLP, counsel to NLFT and the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Transferring Fund, covering the following points:

(a)

The Acquiring Fund is an investment series of a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and to such counsel's knowledge, has Highland Funds II power to own all of its properties and assets and to carry on its business as presently conducted.

(b)

The Acquiring Fund is a series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)

This Agreement has been duly authorized, executed, and delivered by NLFT on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Transferring Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

(d)

Assuming that a consideration of not less than the net asset value of the Acquiring Fund Shares has been paid, the Acquiring Fund Shares to be issued and delivered to the Transferring Fund on behalf of the Transferring Fund's Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any statutory preemptive rights in respect thereof.

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(e)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of NLFT's Agreement and Declaration of Trust or By-Laws or a material provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which NLFT is a party or by which it or any of its properties may be bound, or to the knowledge of its counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which NLFT or the Acquiring Fund is a party or by which it is bound.

(f)

Only in so far as they relate to the Acquiring Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

(g)

In the ordinary course of such counsel's representation of NLFT, and without having made any investigation, such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Proxy Statement or the Closing Date required to be described in the Proxy Statement or to be filed as exhibits to the Proxy Statement which are not described or filed as required.

(h)

In the ordinary course of such counsel's representation of NLFT, and without having made any investigation, and except as otherwise disclosed, to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to NLFT or any of its properties or assets and NLFT is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Proxy Statement.

(i)

To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by NLFT and the Acquiring Fund of the transaction contemplated herein, except as has and as may be obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.

6.3

The post-effective amendment on Form N-1A filed by NLFT with the Commission to register the Acquiring Fund as a series of NLFT is effective and no stop order has been issued by the Commission.

6.4

Subject to paragraph 6.3, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Statement.

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 ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Transferring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1

All representations and warranties of the Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, the Transferring Fund has compiled with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date and the Transferring Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by Highland Funds II's President or a Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect.  The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees of the Transferring Fund approving this Agreement and the transactions contemplated herein.

7.2

The Transferring Fund shall have delivered to the Acquiring Fund a statement of the Transferring Fund's assets and liabilities, together with a list of the Transferring Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of Highland Funds II.

7.3

With respect to the Transferring Fund, NLFT shall have received on the Closing Date an opinion of Ropes & Gray LLP, counsel to Highland Funds II and the Transferring Fund, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

(a)

The Transferring Fund is an investment series of Highland Funds II, a statutory trust organized, existing and in good standing under the laws of the Commonwealth of Massachusetts, and to such counsel's knowledge, has Highland Funds II power to own all of its properties and assets and to carry on its business as presently conducted.

(b)

The Transferring Fund is a series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)

This Agreement has been duly authorized, executed and delivered by Highland Funds II on behalf of the Transferring Fund and, assuming the Proxy Statement/Prospectus complies with applicable federal securities laws and assuming due authorization, execution, and delivery of this Agreement by the Acquiring Funds, is a valid and binding obligation of the Transferring Fund enforceable against the Transferring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, fraudulent transfer, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

(d)

Assuming that a consideration therefore of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Transferring Fund's registration statement, or any amendment thereto, in effect at the time of such

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issuance, all issued and outstanding shares of the Transferring Fund are legally issued and fully paid and non-assessable, except as set forth below:

With respect to item (d), we note that the Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.  However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of the property of the Trust for all legal and other expenses reasonably incurred by any shareholder of the Trust held personally liable solely by reason of his being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of being a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

(e)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of Highland Funds II's Agreement and Declaration of Trust or By-laws.

(f)

To the knowledge of such counsel, no consent, approval, authorization or order of any governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by Highland Funds II and the Transferring Fund of the transaction contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act or made prior to the date hereof, and as may be required under state securities or “blue sky” laws (as to which such counsel express no opinion).

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Ropes & Gray LLP  appropriate to render the opinions expressed therein.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF

THE ACQUIRING FUND AND THE TRANSFERRING FUND TO CLOSE

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Transferring Fund or the Acquiring Fund, as the case may be, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Transferring Fund in accordance with the provisions of Highland Funds II's Agreement and Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Transferring Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

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8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Transferring Fund, provided that either party hereto may for itself waive any of such conditions.

8.4

The Proxy Statement shall have become effective under the 1934 Act, and no stop orders suspending the effectiveness of the Proxy Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1934 Act.  In addition, the registration statement on Form N-1A for NLFT, including the post-effective amendment to register the Acquiring Fund as a series of NLFT, shall be effective.

8.5

The Transferring Fund shall have declared a dividend or dividends which, together with all previous such dividends shall have the effect of distributing to the Transferring Fund's Shareholders all of the Transferring Fund's investment company taxable income for all taxable periods, if any, ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods, if any, ending on the Closing Date (after reduction for any capital loss carryforward).

8.6

The parties shall have received a favorable legal opinion from Thompson Hine LLP addressed to NLFT and Highland Funds II and their respective Trustees, substantially to the effect that, for federal income tax purposes:

(a)

The transfer of all of the Transferring Fund's assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund followed by the distribution of the Acquiring Fund Shares to the Transferring Fund's Shareholders in dissolution and liquidation of the Transferring Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Transferring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(b)

Under Section 1032(a) of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

(c)

Under Section 361 of the Code, no gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Transferring Fund Shareholders in exchange for their shares of the Transferring Fund.

(d)

Under Section 354(a)(1) of the Code, no gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for the Acquiring Fund Shares in liquidation of the Transferring Fund.

(e)

Under Section 358(a)(1) of the Code, the aggregate tax basis for the Acquiring Fund Shares received by each Transferring Fund Shareholder pursuant to the Reorganization will be

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the same as the aggregate tax basis of the Transferring Fund shares held by such Shareholder immediately prior to the Closing.  Under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such Shareholder (provided the Transferring Fund shares were held as capital assets on the date of the Closing).

(f)

Under Section 362(b) of the Code, the tax basis of the Transferring Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the transfer, and under Section 1223(2) of the Code, the holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

(g)

The Acquiring Fund will succeed to and take into account the items of the Transferring Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Thompson Hine LLP appropriate to render the opinions expressed therein.  The delivery of such opinion is conditioned upon receipt by Thompson Hine LLP of representations it shall request of Highland Funds II and Northern Lights Fund Trust.  Notwithstanding anything herein to the contrary, only the Acquiring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1

Anchor Capital Management Group, Inc. and/or Genesis Capital LLC shall pay Transferring Fund and Acquiring Fund expenses, if any, incurred in connection with the Reorganization, provided that such expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

The Acquiring Fund and the Transferring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2

The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1.

This Agreement may be terminated by the mutual agreement of the Transferring Fund and the Acquiring Fund. In addition, either the Transferring Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

A-15

(a)

of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)

a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(c)

any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 11.1(c) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

If any transaction contemplated by this Agreement has not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date with respect to that transaction, unless a later date is agreed to by both the Transferring Fund and the Acquiring Fund.

11.2.

If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

ARTICLE XII

AMENDMENTS

12.1

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of Highland Funds II; provided, however, that no amendment that under applicable law requires approval by shareholders of the Transferring Fund or the Acquiring Fund, as applicable, shall be effective without such approval having been obtained, and no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Transferring Fund’s Shareholders under this Agreement to the detriment of such Transferring Fund’s Shareholders.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

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13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5

With respect to Highland Funds II and NLFT, the names used herein refer respectively to Highland Funds II, NLFT and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents of each respective trust filed in Massachusetts or Delaware respectively, which are hereby referred to and are also on file at the principal offices of each respective trust.  The obligations of each trust entered into in the name or on behalf thereof by any of its Trustees, representatives or agents, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of that respective trust personally, but bind only trust property, and all persons dealing with the Transferring Fund and the Acquiring Fund must look solely to trust property belonging to the Transferring Fund and the Acquiring Fund for the enforcement of any claims against the Transferring Fund and the Acquiring Fund, respectively.

***Signature Page to Follow***

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

NLFT ON BEHALF OF Anchor Alternative Income Fund

By:

/s/Kevin Wolf

Name:  Kevin Wolf

Title:    Treasurer

HIGHLAND FUNDS II ON BEHALF OF HIGHLAND ALTERNATIVE INCOME FUND

By:

/s/Ethan Powell

Name:  Ethan Powell

Title:    Executive Vice President and Secretary

Genesis Capital LLC

By:

/s/Michael Dubinsky

Name:  Michael Dubinsky

Title:    Chief Financial Officer

Anchor Capital Management Group, Inc.

By:

/s/Eric Leake

Name:  Eric Leake

Title:    Chief Investment Officer

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EXHIBIT B

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Existing Fund's Class A, Class C, Class R and Class Y Shares' financial performance for the period of each Fund Class Shares' operations.  Certain information reflects financial results for a single Class Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of the Existing Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by KPMG LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Existing Fund's financial statements, are included in the Existing Fund's Annual and Semi-Annual Reports to Shareholders (the "Shareholder Reports") and are incorporated by reference into the SAI. Additional performance information for the Existing Fund is included in the Shareholder Reports. Shareholder Reports and the SAI are available at no cost from the Existing Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

Selected data for a share outstanding throughout each period ended September 30 is as follows:

	CLASS A	CLASS C	CLASS R	CLASS Y
	2012(c)	2012(c)	2012(c)	2012(c)
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Income from Investment Operations:
Net investment income/(loss) (a)	0.36	0.33	0.36	0.40
Net realized and unrealized gain (loss) on investments	(0.37)	(0.35)	(0.38)	(0.38)
Total from operations	(0.01)	(0.02)	(0.02)	0.02
Less distributions from:
Net investment income	(0.35)	(0.33)	(0.33)	(0.37)
Net realized gains	—	—	—	—
Total distributions	(0.35)	(0.33)	(0.33)	(0.37)

Redemption Fees	—(d)	—(d)	—(d)	—(d)

Net asset value, end of period	$9.64	$9.65	$9.65	$9.65

Total Return (b)	(0.10)%(e)	(0.15)%(e)	(0.19)%(e)	(0.17)%(e)
Ratios and Supplemental Data:
Net assets, end of period (000)	$5,570	$73	$1,142	$7,562
Net investment loss	5.29%	4.82%	5.14%	5.64%
Net expenses	1.94%(f)(g)	2.41%(f)(g)	2.09%(f)(g)	1.59%(f)(g)
Gross expenses	3.94%(f)(g)	4.59%(f)(g)	4.09%(f)(g)	3.59%(f)(g)
Portfolio turnover rate	1,081%(e)	1,081%(e)	1,081%(e)	1,081%(e)

(a)	Net investment income per share is based on average shares outstanding during the period.

(b)

Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower.

(c)	Class commenced operations on January 13, 2012.

(d)	Less than $0.005 per share or less than 0.005%.

(e)	Not annualized.

(f)	Does not include expenses of investment companies in which the Fund invests.

(g)

Ratios of expenses to average net assets excludes dividends and fees on short sales. Gross and net expense ratios would have been 4.01% and 2.01% for Class A, 4.66% and 2.48% for Class C, 4.16% and 2.16% for Class R, 3.66% and 1.66% for Class Y, respectively.

2

STATEMENT OF ADDITIONAL INFORMATION

December 22, 2013

Anchor Alternative Income Fund

17605 Wright Street

Omaha, NE 68154-1150

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated, December 22, 2013, for the Special Meeting of Shareholders of Highland Funds II (the "Trust") with respect to the Highland Alternative Income Fund (the "Existing Fund" ) to be held on January 16, 2014. At the Special Meeting, shareholders of the Existing Fund will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between Highland Funds II, on behalf of the Existing Fund, and Northern Lights Fund Trust, on behalf of the Anchor Alternative Income Fund, a series of the Northern Lights Fund Trust.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-370-1749. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Existing Fund is contained in and incorporated by reference to the Statement of Additional Information for Highland Funds II dated February 1, 2013. The audited financial statements and related independent registered public accountants' report for Highland Funds II contained in the Annual Report to Shareholders for the fiscal year ending September 30, 2013 are incorporated herein by reference. Copies are available upon request and without charge by calling 1-877-665-1287.

The Statement of Additional Information for the Anchor Alternative Income Fund is not yet effective and is subject to completion. The Anchor Alternative Income Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

Table of Contents

Pro Forma Financial Statements of the combined Existing Fund and Anchor Alternative Income Fund for the period ended December 22, 2013.	2

INTRODUCTION

The proposed transaction, if approved by shareholders, will result in: (i) the transfer of all of the assets and liabilities of the Existing Fund in exchange for shares of the Anchor Alternative Income Fund, a series of Northern Lights Fund Trust; and (ii) the distribution of shares of the Anchor Alternative Income Fund so received to shareholders of the Existing Fund.

Under the Reorganization, the Highland Alternative Income Fund, a series of Highland Funds II, is proposed to be reorganized into the Anchor Alternative Income Fund, a series of Northern Lights Fund Trust.

Pro forma financial information has not been prepared for the Reorganization because the Transferring Fund will be reorganized into a corresponding newly-organized Acquiring Fund with no assets and liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Transferring Fund.

3

PART C

OTHER INFORMATION

ITEM 15.   INDEMNIFICATION.

Reference is made to Article VIII of the Registrant's Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Indemnification by the Underwriter.

(a). Genesis Capital LLC agrees to indemnify, defend and hold the Registrant, its several officers and Board members, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Registrant, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Registrant, its officers or Board members, or such controlling person results from such claims or demands:

(i). arising out of or based upon any sales literature, advertisements, information, statements or representations made by Genesis Capital LLC and unauthorized by the Registrant or any Disqualifying Conduct in connection with the offering and sale of any Shares, or

(ii). arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Genesis Capital LLC to the Fund specifically for use in the Registrant's Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Genesis Capital LLC to the Registrant and required to be stated in such answers or necessary to make such information not misleading.

(b). Genesis Capital LLC's agreement to indemnify the Registrant, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon Genesis Capital LLC's being notified of any action brought against the Registrant, its officers or Trustees, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to Genesis Capital LLC at its address within a reasonable period of time after the summons or other first legal process shall have been served.

(c). The failure to notify Genesis Capital LLC of any such action shall not relieve Genesis Capital LLC from any liability which it may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of Genesis Capital LLC's indemnity agreement.

(d). Genesis Capital LLC will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by Genesis Capital LLC and approved by the Registrant, which approval shall not be unreasonably withheld. If Genesis Capital LLC elects to assume the defense of any such suit and retain counsel of good standing approved by the Registrant the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in the case Genesis Capital LLC does not elect to assume the defense of any such suit, Genesis Capital LLC will reimburse the Registrant, the Registrant's officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by the Registrant or them.

Genesis Capital LLC indemnification agreement contained in this Section and Genesis Capital LLC representations and warranties in the Underwriting Agreement shall remain operative and in full force and effect regardless of any investigation made by Genesis Capital LLC or on behalf of Genesis Capital LLC, its officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Funds' benefit, to the benefit of the Funds' officers and Trustees, and their respective estates, and to the benefit of any controlling persons and their successors. Genesis Capital LLC agrees promptly to notify the Funds of the commencement of any litigation or proceedings against Genesis Capital LLC or any of its officers or directors in connection with the issue and sale of Shares.

Sub-Advisory Agreements.

The sub-advisory agreement indicates that the sub-adviser shall indemnify the Genesis Capital LLC, the Registrant and the Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys' fees, which Genesis Capital LLC, the Registrant or the Fund and their respective affiliates and controlling persons may sustain as a result of the respective sub-adviser's willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law.  Notwithstanding any other provision in the sub-advisory agreement, Anchor Capital Management Group, Inc., in addition to its other indemnification obligations hereunder, will indemnify the Genesis Capital LLC, the Registrant and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys' fees, to which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the respective sub-adviser concerning the sub-adviser's composite account data or historical performance information on similarly managed investment companies or accounts, except that the Genesis Capital LLC, the Registrant and each Fund and their respective affiliated persons and control persons shall not be indemnified for a loss or expense resulting from their negligence or willful misconduct in using such numbers.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of

2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the

Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

ITEM 16.  EXHIBITS.

(1)  Charter Document.  Registrant's Agreement and Declaration of Trust dated January 19, 2005, as amended December 14, 2009 previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference.

(2) By-laws.   Registrant's By-Laws, effective as of January 19, 2005, as amended December 14, 2009, previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference.

(3) Voting Trust Agreements.  None

(4)  Agreement of Reorganization.  Agreement and Plan of Reorganization is incorporated by reference to Exhibit A in Part A of this registration statement on Form N-14.

(5)  Instruments Defining Rights of Security Holders.  Articles III and V of the Registrant's Agreement and Declaration of Trust define the rights of shareholders and Article II of Registrant’s By-Laws

(6)  Investment Advisory Contracts.

i.

Investment Advisory Agreement with Genesis Capital LLC is filed herewith.

ii.

Sub-Advisory Agreement with Anchor Capital Management Group, Inc.  is filed herewith.

iii.

Investment Advisory and Investment Sub-Advisory Agreements, with respect to the Funds of the Trust, as previously filed on November 21, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 562, or incorporated by reference thereto, are hereby incorporated by reference.

(7)

Underwriting Contracts.  Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, previously filed on March 15, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 471, and hereby incorporated by reference.

(8)

Bonus or Profit Sharing Contracts.  None.

(9)

Custodial Agreements.

i.

Custody Agreement between the Registrant and The Bank of New York Mellon, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

ii.

Custody Agreement between the Registrant and the First National Bank of Omaha is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

iii.

Custody Agreement between the Registrant and Union Bank, N.A., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

iv.

Custody Agreement between the Registrant and Fifth Third Bank, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

v.

Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.

(10)

12b-1 Plans and 18f-3 Plan.

i.

Investor Class Master Distribution and Shareholders Servicing Agreement, previously filed on October 4, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 539, and hereby incorporated by reference.

ii.

Rule 18f-3 Plan, previously filed on December 18, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 445, and hereby incorporated by reference.

(11)  Opinion and Consent of Counsel.  To be filed by subsequent amendment.

(12)  Opinion and Consent of Counsel regarding tax matters.  Form of Opinion and Consent of Counsel regarding tax matters to be filed by subsequent amendment.

(13)  Other Material Contracts.

i.

Registrant's Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 535, and is hereby incorporated by reference.

ii.

Registrant's Consulting Agreement with Northern Lights Compliance Services, LLC was previously filed in Post-Effective Amendment No. 11 on February 2, 2010 and is incorporated herein by reference.

(14)  Other Opinions.  Consent of Auditor is filed herewith.

(15)  Omitted Financial Statements.  None.

(16)  Powers of Attorney.  Powers of Attorney of Andrew Rogers and Kevin Wolf previously filed on March 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 81, and hereby incorporated by reference.  Powers of Attorney of Anthony J. Hertl, Michael Miola, L. Merill Bryan, Gary W. Lanzen, Mark Taylor previously filed on April 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, and hereby incorporated by reference.  Power of Attorney of John V. Palancia previously filed on January 9, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 346, and hereby incorporated by reference.  Powers of Attorney of Mark D. Gersten and Mark Garbin previously filed on September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 535, and is hereby incorporated by reference.

(17) Other.

i.

Prospectus and Statement of Highland Funds II dated February 1, 2013 filed in Post-Effective Amendment No. 107 to registration statement on Form N-1A is incorporated by reference.

ii.

Audited Annual Financial Report for Highland Funds II for the fiscal year ended September 30, 2013 filed on Form N-CSR is incorporated by reference.

iii.

Proxy Card (form of) is filed herewith.

ITEM 17.  UNDERTAKINGS.

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(ii)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant, in the Hamlet of Hauppauge, State of New York, on the 26th day of November, 2013

NORTHERN LIGHTS FUND TRUST

(Registrant)

  /s/Kevin Wolf

By: Kevin Wolf

Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Anthony Hertl*	Trustee & Chairman	/s/Anthony Hertl
John V. Palancia*	Trustee	/s/John V. Palancia
Gary Lanzen*	Trustee	/s/Gary Lanzen
Mark Garbin*	Trustee	/s/Mark Garbin
Mark Taylor*	Trustee	/s/Mark Taylor
Mark Gersten*	Trustee	/s/Mark Gersten
Andrew Rogers	President and Principal Executive Officer & Trustee
Kevin Wolf	Treasurer and Principal Accounting Officer	/s/Kevin Wolf

By:  /s/Kevin Wolf

    Kevin Wolf*

Date:

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011, January 9, 2012 and September 27, 2013 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234,  No. 346 and No. 535, respectively, which are hereby incorporated by reference.